Schedule of Investments (unaudited)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Ampol Ltd.	73,607	$1,738,140
ANZ Group Holdings Ltd.	724,303	13,069,269
APA Group	330,446	1,763,418
Aristocrat Leisure Ltd.	150,662	3,844,893
ASX Ltd.	52,886	2,160,400
Aurizon Holdings Ltd.	502,241	1,233,630
BHP Group Ltd.	1,277,315	35,031,782
BlueScope Steel Ltd.	115,710	1,688,836
Brambles Ltd.	367,574	3,458,007
CAR Group Ltd.	75,827	1,644,195
Cochlear Ltd.	18,412	3,840,890
Coles Group Ltd.	335,666	3,500,733
Commonwealth Bank of Australia	421,831	30,907,362
Computershare Ltd.	156,560	2,750,504
CSL Ltd.	125,486	22,295,861
Dexus	307,576	1,397,075
Endeavour Group Ltd./Australia	334,476	1,150,230
Fortescue Ltd.	404,288	6,700,848
Goodman Group	424,542	8,575,590
GPT Group (The)	618,688	1,663,920
IDP Education Ltd.	55,904	582,905
Insurance Australia Group Ltd.	556,904	2,307,240
James Hardie Industries PLC(a)	105,571	3,629,315
Lottery Corp. Ltd. (The)	519,548	1,620,725
Macquarie Group Ltd.	91,500	10,956,074
Medibank Pvt Ltd.	802,989	1,840,337
Mineral Resources Ltd.	42,973	1,949,355
Mirvac Group	1,247,022	1,633,934
National Australia Bank Ltd.	785,540	17,028,559
Northern Star Resources Ltd.	319,228	3,025,878
Orica Ltd.	131,134	1,518,366
Origin Energy Ltd.	438,759	2,769,190
Pilbara Minerals Ltd.(b)	724,053	1,843,369
Qantas Airways Ltd.(a)	240,341	906,784
QBE Insurance Group Ltd.	388,289	4,441,625
Ramsay Health Care Ltd.	50,697	1,699,374
REA Group Ltd.	12,457	1,427,922
Reece Ltd.	69,299	1,229,340
Rio Tinto Ltd.	85,145	7,086,136
Santos Ltd.	854,030	4,191,036
Scentre Group	1,332,878	2,699,144
SEEK Ltd.	109,153	1,686,176
Seven Group Holdings Ltd.	19,761	480,175
Sonic Healthcare Ltd.	113,240	1,946,106
South32 Ltd.	1,237,837	2,824,101
Stockland	656,143	1,858,929
Suncorp Group Ltd.	298,666	3,189,877
Telstra Group Ltd.	953,753	2,253,349
Transurban Group	750,481	6,025,206
Treasury Wine Estates Ltd.	221,559	1,718,236
Vicinity Ltd.	1,074,641	1,315,972
Washington H Soul Pattinson & Co. Ltd.	62,905	1,316,450
Wesfarmers Ltd.	285,970	12,250,734
Westpac Banking Corp.	860,194	14,284,677
WiseTech Global Ltd.	40,757	2,401,098
Woodside Energy Group Ltd.	486,709	8,720,367
Woolworths Group Ltd.	298,883	6,132,216
Xero Ltd.(a)	36,776	2,855,222
		294,061,082

Security	Shares	Value

Austria — 0.0%
Erste Group Bank AG	75,983	$3,543,473
OMV AG	38,819	1,842,016
Verbund AG	18,848	1,439,820
voestalpine AG	35,472	947,283
		7,772,592
Belgium — 0.2%
Ageas SA/NV	45,526	2,089,714
Anheuser-Busch InBev SA/NV	220,401	13,174,201
Argenx SE(a)	14,930	5,577,308
D’ieteren Group	5,835	1,258,741
Elia Group SA/NV	9,522	916,793
Groupe Bruxelles Lambert NV	30,155	2,238,405
KBC Group NV	58,077	4,314,201
Lotus Bakeries NV	111	1,117,071
Sofina SA	3,672	859,546
Syensqo SA(a)	16,545	1,533,583
UCB SA	31,199	4,137,303
Umicore SA	55,126	1,221,053
Warehouses De Pauw CVA	56,357	1,490,325
		39,928,244
Brazil — 0.4%
Ambev SA	1,140,406	2,668,400
Atacadao SA	94,443	203,160
B3 SA - Brasil Bolsa Balcao	1,501,853	3,120,786
Banco Bradesco SA	90,907	216,387
Banco BTG Pactual SA	400,729	2,577,581
Banco do Brasil SA	418,425	2,209,531
Banco Santander Brasil SA	29,400	163,629
BB Seguridade Participacoes SA	187,167	1,160,647
CCR SA	363,928	864,159
Centrais Eletricas Brasileiras SA	322,445	2,350,993
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	102,689	1,598,299
Cia. Siderurgica Nacional SA	191,583	513,584
Cosan SA	360,842	1,007,628
Energisa SA	20,142	174,942
Eneva SA(a)	197,771	471,518
Engie Brasil Energia SA	54,547	429,645
Equatorial Energia SA	328,187	1,933,374
Hapvida Participacoes e Investimentos SA(a)(c)	1,434,118	1,019,122
Hypera SA	167,110	950,023
JBS SA	262,625	1,185,520
Klabin SA	202,498	898,501
Localiza Rent a Car SA	198,186	1,871,328
Lojas Renner SA	277,063	817,967
Magazine Luiza SA(a)	872,687	228,566
Natura & Co. Holding SA	272,095	869,325
Petroleo Brasileiro SA	926,180	7,894,451
PRIO SA	171,929	1,589,299
Raia Drogasil SA	343,006	1,689,730
Rede D’Or Sao Luiz SA(c)	156,773	784,982
Rumo SA	355,842	1,381,538
Sendas Distribuidora SA	377,374	953,501
Suzano SA	179,298	2,018,596
Telefonica Brasil SA	127,846	1,165,549
TIM SA/Brazil	335,031	1,136,212
TOTVS SA	181,827	964,356
Ultrapar Participacoes SA	218,584	1,088,163
Vale SA	834,639	10,172,997
Vibra Energia SA	270,308	1,221,243

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
WEG SA	484,998	$3,694,040
		65,259,272
Canada — 2.7%
Agnico Eagle Mines Ltd.	118,796	7,523,071
Air Canada(a)	52,213	770,688
Alimentation Couche-Tard Inc.	203,325	11,269,166
AltaGas Ltd.	66,724	1,462,776
ARC Resources Ltd.	143,981	2,607,378
Bank of Montreal	183,550	16,395,702
Bank of Nova Scotia (The)	304,194	13,956,266
Barrick Gold Corp.	445,217	7,399,531
BCE Inc.	23,695	778,502
Brookfield Asset Management Ltd.	83,797	3,201,165
Brookfield Corp., Class A	344,088	13,802,012
Brookfield Renewable Corp., Class A	30,887	717,514
BRP Inc.	8,479	570,461
CAE Inc.(a)	80,578	1,554,608
Cameco Corp.	106,435	4,856,123
Canadian Apartment Properties REIT	27,711	862,541
Canadian Imperial Bank of Commerce	239,387	11,174,234
Canadian National Railway Co.	140,130	17,008,188
Canadian Natural Resources Ltd.	277,967	21,063,827
Canadian Pacific Kansas City Ltd.	230,354	18,071,574
Canadian Tire Corp. Ltd., Class A, NVS	15,914	1,537,357
Canadian Utilities Ltd., Class A, NVS	78,615	1,757,723
CCL Industries Inc., Class B, NVS	44,232	2,258,751
Cenovus Energy Inc.	346,272	7,113,335
CGI Inc.(a)	53,529	5,423,862
Constellation Software Inc./Canada	5,337	13,740,473
Descartes Systems Group Inc. (The)(a)	15,146	1,404,964
Dollarama Inc.	77,082	6,430,172
Element Fleet Management Corp.	98,458	1,571,294
Emera Inc.	76,817	2,590,792
Empire Co. Ltd., NVS	33,415	778,425
Enbridge Inc.	532,678	18,940,608
Fairfax Financial Holdings Ltd.	5,377	5,845,937
First Quantum Minerals Ltd.	152,124	1,931,593
FirstService Corp.	8,445	1,240,387
Fortis Inc./Canada	118,614	4,657,882
Franco-Nevada Corp.	46,894	5,645,061
George Weston Ltd.	14,557	1,915,731
GFL Environmental Inc.	55,728	1,778,325
Gildan Activewear Inc.	45,864	1,589,823
Great-West Lifeco Inc.	71,135	2,103,589
Hydro One Ltd.(c)	94,308	2,641,569
iA Financial Corp. Inc.	26,605	1,612,940
Imperial Oil Ltd.	52,940	3,639,829
Intact Financial Corp.	47,463	7,801,150
Ivanhoe Mines Ltd., Class A(a)(b)	140,616	1,906,000
Keyera Corp.	54,079	1,387,477
Kinross Gold Corp.	372,122	2,400,351
Loblaw Companies Ltd.	37,978	4,164,573
Lundin Mining Corp.	166,369	1,899,772
Magna International Inc.	70,850	3,386,431
Manulife Financial Corp.	467,742	10,909,959
MEG Energy Corp.(a)	57,280	1,302,754
Metro Inc./CN	56,543	2,892,353
National Bank of Canada	88,919	7,139,873
Northland Power Inc.	57,299	874,479
Nutrien Ltd.	121,971	6,431,464
Onex Corp.	17,206	1,220,724
Open Text Corp.	75,353	2,660,741

Security	Shares	Value

Canada (continued)
Pan American Silver Corp.	92,827	$1,712,038
Parkland Corp.	40,416	1,245,082
Pembina Pipeline Corp.	144,589	5,087,634
Power Corp. of Canada	158,543	4,224,282
Quebecor Inc., Class B	33,521	693,723
RB Global Inc.	44,304	3,169,974
Restaurant Brands International Inc.	72,188	5,476,566
RioCan REIT	18,236	231,022
Rogers Communications Inc., Class B, NVS	92,622	3,469,667
Royal Bank of Canada	350,643	33,924,484
Saputo Inc.	78,747	1,514,134
Shopify Inc., Class A(a)	306,142	21,493,208
Stantec Inc.	24,122	1,920,613
Sun Life Financial Inc.	146,885	7,499,762
Suncor Energy Inc.	328,331	12,528,404
TC Energy Corp.	260,199	9,321,915
Teck Resources Ltd., Class B	113,828	5,596,933
TELUS Corp.	119,891	1,925,537
TFI International Inc.	19,159	2,495,061
Thomson Reuters Corp.	41,548	6,275,434
TMX Group Ltd.	67,139	1,777,661
Toromont Industries Ltd.	16,538	1,513,666
Toronto-Dominion Bank (The)	452,139	26,823,225
Tourmaline Oil Corp.	76,046	3,716,540
West Fraser Timber Co. Ltd.	17,596	1,347,708
Wheaton Precious Metals Corp.	115,076	5,995,170
WSP Global Inc.(b)	29,625	4,495,236
		485,048,529
Chile — 0.0%
Banco de Chile	10,085,241	1,118,773
Banco de Credito e Inversiones SA	35,257	1,028,312
Banco Santander Chile	18,580,000	841,862
Cia. Sud Americana de Vapores SA	3,074,673	239,876
Empresas CMPC SA	321,350	634,633
Empresas Copec SA	131,685	939,716
Enel Americas SA	8,117,958	761,019
Enel Chile SA	7,801,320	463,179
Falabella SA(a)	170,213	455,651
Latam Airlines Group SA(a)	46,556,409	629,934
		7,112,955
China — 2.7%
AAC Technologies Holdings Inc.	220,500	701,771
Agricultural Bank of China Ltd., Class A	2,009,000	1,217,338
Agricultural Bank of China Ltd., Class H	6,674,000	2,976,009
Air China Ltd., Class H(a)(b)	862,000	432,170
Akeso Inc.(a)(b)(c)	185,000	1,132,037
Alibaba Group Holding Ltd.	4,057,376	37,989,458
Alibaba Health Information Technology Ltd.(a)(b)	1,652,000	616,657
Aluminum Corp. of China Ltd., Class H	1,516,000	1,005,431
Anhui Conch Cement Co. Ltd., Class A	65,892	208,358
Anhui Conch Cement Co. Ltd., Class H	314,500	729,660
ANTA Sports Products Ltd.	335,800	3,801,589
Autohome Inc., ADR	18,963	487,349
AviChina Industry & Technology Co. Ltd., Class H	898,000	386,205
Baidu Inc.(a)	545,210	7,063,511
Bank of Beijing Co. Ltd., Class A	1,197,900	920,562
Bank of China Ltd., Class A	536,700	338,998
Bank of China Ltd., Class H	19,169,000	8,597,106
Bank of Communications Co. Ltd., Class A	1,249,600	1,183,230
Bank of Communications Co. Ltd., Class H	736,000	529,963
Bank of Jiangsu Co. Ltd., Class A	280,400	312,061

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BeiGene Ltd.(a)(b)	169,134	$2,006,368
Beijing Enterprises Holdings Ltd.	82,000	262,527
Beijing Enterprises Water Group Ltd.(b)	1,340,000	337,962
Beijing Kingsoft Office Software Inc., Class A	13,600	575,063
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	915,000	640,243
Bilibili Inc.(a)(b)	54,348	690,120
BOC Aviation Ltd.(c)	70,100	557,557
BOE Technology Group Co. Ltd., Class A	564,700	338,380
Bosideng International Holdings Ltd.	1,128,000	652,962
Brilliance China Automotive Holdings Ltd.	816,000	677,594
BYD Co. Ltd., Class A	27,700	830,211
BYD Co. Ltd., Class H	260,000	7,127,267
BYD Electronic International Co. Ltd.	268,500	904,519
CGN Power Co. Ltd.	256,800	145,358
CGN Power Co. Ltd., Class H(c)	5,125,000	1,718,454
China Cinda Asset Management Co. Ltd., Class H	554,000	49,925
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,251,386
China Coal Energy Co. Ltd., Class H	695,000	700,100
China Communications Services Corp. Ltd., Class H	582,000	278,223
China Construction Bank Corp., Class A	543,500	532,792
China Construction Bank Corp., Class H	23,594,260	15,265,266
China CSSC Holdings Ltd., Class A	126,200	633,032
China Eastern Airlines Corp. Ltd., Class A(a)	969,600	512,094
China Everbright Bank Co. Ltd., Class A	1,264,800	549,031
China Feihe Ltd.(c)	1,185,000	648,036
China Gas Holdings Ltd.	772,600	723,409
China Hongqiao Group Ltd.(b)	680,500	939,008
China International Capital Corp. Ltd., Class H(c)	828,400	998,923
China Life Insurance Co. Ltd., Class H	1,867,000	2,458,694
China Literature Ltd.(a)(c)	121,000	432,218
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	741,864
China Medical System Holdings Ltd.	417,000	372,318
China Mengniu Dairy Co. Ltd.	837,000	1,733,826
China Merchants Bank Co. Ltd., Class A	382,200	1,800,235
China Merchants Bank Co. Ltd., Class H	841,288	3,643,498
China Merchants Port Holdings Co. Ltd.	444,000	586,353
China Merchants Securities Co. Ltd., Class A	420,500	845,527
China Minsheng Banking Corp. Ltd., Class A	1,388,200	755,621
China Minsheng Banking Corp. Ltd., Class H	13,500	4,939
China National Building Material Co. Ltd., Class H	1,060,000	410,154
China National Nuclear Power Co. Ltd., Class A	465,400	592,321
China Oilfield Services Ltd., Class H	670,000	716,435
China Overseas Land & Investment Ltd.	962,000	1,768,995
China Overseas Property Holdings Ltd.(b)	515,000	313,241
China Pacific Insurance Group Co. Ltd., Class A	158,197	559,754
China Pacific Insurance Group Co. Ltd., Class H	381,000	834,800
China Petroleum & Chemical Corp., Class A	483,700	422,258
China Petroleum & Chemical Corp., Class H	6,689,200	3,992,794
China Power International Development Ltd.	1,783,000	719,504
China Railway Group Ltd., Class H	1,507,000	743,642
China Resources Beer Holdings Co. Ltd.	447,000	2,037,453
China Resources Gas Group Ltd.	284,000	892,604
China Resources Land Ltd.	836,000	3,006,118
China Resources Microelectronics Ltd.	74,600	373,933
China Resources Mixc Lifestyle Services Ltd.(c)	178,000	626,518
China Resources Power Holdings Co. Ltd.	612,000	1,521,955
China Ruyi Holdings Ltd.(a)(b)	1,608,000	402,760
China Shenhua Energy Co. Ltd., Class A	200,600	1,099,952
China Shenhua Energy Co. Ltd., Class H	622,500	2,583,666

Security	Shares	Value

China (continued)
China State Construction Engineering Corp. Ltd., Class A	539,477	$397,802
China State Construction International Holdings Ltd.	686,000	723,800
China Taiping Insurance Holdings Co. Ltd.	650,200	594,488
China Three Gorges Renewables Group Co. Ltd., Class A	1,133,200	731,497
China Tourism Group Duty Free Corp. Ltd., Class A	81,092	830,598
China Tower Corp. Ltd., Class H(c)	10,840,000	1,268,923
China United Network Communications Ltd., Class A	568,000	365,685
China Vanke Co. Ltd., Class A	258,396	262,567
China Vanke Co. Ltd., Class H(b)	595,300	349,135
China Yangtze Power Co. Ltd., Class A	399,210	1,419,362
Chongqing Zhifei Biological Products Co. Ltd., Class A	84,350	406,700
Chow Tai Fook Jewellery Group Ltd.	523,600	712,435
CITIC Ltd.	1,387,000	1,312,660
CITIC Securities Co. Ltd., Class A	224,423	584,044
CITIC Securities Co. Ltd., Class H	528,025	840,676
CMOC Group Ltd., Class H	1,476,000	1,384,797
Contemporary Amperex Technology Co. Ltd., Class A	88,400	2,468,268
COSCO Shipping Holdings Co. Ltd., Class H	1,170,800	1,514,820
COSCO SHIPPING Ports Ltd.	542,000	332,603
Country Garden Holdings Co. Ltd.(a)(b)(d)	2,676,866	165,963
Country Garden Services Holdings Co. Ltd.	655,000	436,977
CRRC Corp. Ltd., Class A	379,300	364,586
CRRC Corp. Ltd., Class H	2,333,000	1,287,799
CSC Financial Co. Ltd., Class A	116,800	357,930
CSPC Pharmaceutical Group Ltd.	2,315,120	1,901,019
Daqin Railway Co. Ltd., Class A	892,200	851,155
Dongfeng Motor Group Co. Ltd., Class H	670,000	242,971
East Buy Holding Ltd.(a)(b)(c)	129,500	273,790
East Money Information Co. Ltd., Class A	392,660	703,140
ENN Energy Holdings Ltd.	197,200	1,680,220
Far East Horizon Ltd.	462,000	343,723
Flat Glass Group Co. Ltd., Class H	262,000	631,099
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	677,295
Fosun International Ltd.	643,500	379,659
Foxconn Industrial Internet Co. Ltd., Class A	339,700	1,120,495
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,420,131
Ganfeng Lithium Group Co. Ltd., Class A	29,500	142,780
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	134,840	395,416
GCL Technology Holdings Ltd.	5,760,000	853,130
GD Power Development Co. Ltd., Class A	1,010,500	712,869
Geely Automobile Holdings Ltd.	1,610,000	1,937,729
Genscript Biotech Corp.(a)(b)	464,000	684,247
GF Securities Co. Ltd., Class H	566,800	564,670
Great Wall Motor Co. Ltd., Class H	948,000	1,432,562
Gree Electric Appliances Inc. of Zhuhai, Class A	159,500	923,745
Guangdong Haid Group Co. Ltd., Class A	94,200	647,057
Guangdong Investment Ltd.	1,022,000	533,857
Guangzhou Automobile Group Co. Ltd., Class A	279,100	336,687
Guangzhou Automobile Group Co. Ltd., Class H	1,068,000	441,217
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	79,600	351,067
H World Group Ltd., ADR	53,735	1,972,612
Haidilao International Holding Ltd.(c)	529,000	1,193,534
Haier Smart Home Co. Ltd., Class A	105,500	438,151

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haier Smart Home Co. Ltd., Class A	674,200	$2,497,252
Haitian International Holdings Ltd.	196,000	638,342
Haitong Securities Co. Ltd., Class A	547,000	629,611
Haitong Securities Co. Ltd., Class H	892,800	426,420
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	480,000	1,060,653
Henan Shuanghui Investment & Development Co. Ltd., Class A	196,300	729,052
Hengan International Group Co. Ltd.	226,500	760,399
Hengli Petrochemical Co. Ltd., Class A(a)	400,500	853,610
Hua Hong Semiconductor Ltd.(a)(c)	182,000	358,668
Huaneng Power International Inc., Class H(a)	1,992,000	1,267,910
Huatai Securities Co. Ltd., Class H(c)	645,400	763,263
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	143,800	593,525
Hygon Information Technology Co. Ltd., NVS	109,744	1,178,152
Iflytek Co. Ltd., Class A	131,200	809,682
Industrial & Commercial Bank of China Ltd., Class A	1,752,191	1,310,214
Industrial & Commercial Bank of China Ltd., Class H	13,988,260	7,500,897
Industrial Bank Co. Ltd., Class A	499,800	1,158,910
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	688,852
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	361,301
Innovent Biologics Inc.(a)(c)	402,000	1,946,068
iQIYI Inc., ADR(a)(b)	110,637	536,589
JD Health International Inc.(a)(b)(c)	317,300	1,082,254
JD.com Inc.	568,176	8,186,491
Jiangsu Expressway Co. Ltd., Class H	524,000	513,895
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	161,218	1,022,003
Jiangsu Yanghe Distillery Co. Ltd., Class A	58,600	765,770
Jiangxi Copper Co. Ltd., Class H	375,000	763,736
Kanzhun Ltd., ADR	57,545	1,138,816
KE Holdings Inc., ADR	161,669	2,444,435
Kingboard Holdings Ltd.	282,000	619,772
Kingdee International Software Group Co. Ltd.(a)	836,000	882,001
Kingsoft Corp. Ltd.	335,800	1,091,008
Kuaishou Technology(a)(c)	564,800	3,959,646
Kunlun Energy Co. Ltd.	1,192,000	1,155,499
Kweichow Moutai Co. Ltd., Class A	21,632	5,063,162
Legend Biotech Corp., ADR(a)(b)	18,110	792,131
Lenovo Group Ltd.	1,964,000	2,209,028
Li Auto Inc.(a)	290,676	3,808,407
Li Ning Co. Ltd.	655,500	1,716,012
Longfor Group Holdings Ltd.(c)	555,000	822,035
LONGi Green Energy Technology Co. Ltd., Class A	226,820	566,989
Luxshare Precision Industry Co. Ltd., Class A	151,340	605,593
Luzhou Laojiao Co. Ltd., Class A	35,100	896,894
Meituan, Class B(a)(c)	1,273,720	17,392,046
Midea Group Co. Ltd., Class A	53,700	515,577
MINISO Group Holding Ltd.	100,424	566,496
Muyuan Foods Co. Ltd., Class A	156,912	941,901
NARI Technology Co. Ltd., Class A	186,620	602,552
National Silicon Industry Group Co. Ltd., Class A(a)	155,600	283,478
NAURA Technology Group Co. Ltd., Class A	12,900	563,907
NetEase Inc.	493,890	9,257,783
New China Life Insurance Co. Ltd., Class H	231,500	443,961
New Hope Liuhe Co. Ltd., Class A(a)	257,500	316,038
New Oriental Education & Technology Group Inc.(a)	390,430	3,102,342
Ningxia Baofeng Energy Group Co. Ltd., Class A	304,200	694,168

Security	Shares	Value

China (continued)
NIO Inc., ADR(a)(b)	371,648	$1,754,179
Nongfu Spring Co. Ltd., Class H(c)	461,600	2,711,863
Orient Overseas International Ltd.	40,000	583,401
Orient Securities Co. Ltd., Class A	285,400	327,334
PDD Holdings Inc., ADR(a)	148,558	18,596,490
People’s Insurance Co. Group of China Ltd. (The), Class H	2,442,000	801,525
PetroChina Co. Ltd., Class A	349,400	492,093
PetroChina Co. Ltd., Class H	5,330,000	4,966,180
PICC Property & Casualty Co. Ltd., Class H	1,888,000	2,345,618
Ping An Bank Co. Ltd., Class A	333,300	494,536
Ping An Insurance Group Co. of China Ltd., Class A	290,500	1,648,496
Ping An Insurance Group Co. of China Ltd., Class H	1,567,000	7,101,769
Poly Developments and Holdings Group Co. Ltd., Class A	251,999	308,660
Pop Mart International Group Ltd.(c)	153,600	657,320
Postal Savings Bank of China Co. Ltd., Class A	463,800	306,408
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	690,698
Qifu Technology Inc.	26,692	488,197
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	307,800	701,931
Rongsheng Petrochemical Co. Ltd., Class A	207,500	319,942
SAIC Motor Corp. Ltd., Class A	293,813	600,577
Sanan Optoelectronics Co. Ltd., Class A	282,600	486,126
Sany Heavy Equipment International Holdings Co. Ltd.(b)	707,000	496,796
Sany Heavy Industry Co. Ltd., Class A	180,400	404,669
SDIC Power Holdings Co. Ltd., Class A	422,300	933,244
SF Holding Co. Ltd., Class A	105,100	523,351
Shaanxi Coal Industry Co. Ltd., Class A	141,500	478,399
Shandong Gold Mining Co. Ltd., Class A	204,700	808,010
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	566,671
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	478,659
Shanghai Baosight Software Co. Ltd., Class B	165,800	354,195
Shanghai Electric Group Co. Ltd., Class A(a)	717,000	424,834
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	391,395
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	256,000	401,885
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	355,800	505,613
Shanghai Pudong Development Bank Co. Ltd., Class A	421,465	446,027
Shanghai United Imaging Healthcare Co. Ltd., NVS	13,944	254,824
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	1,154,133
Shenwan Hongyuan Group Co. Ltd., Class A	1,276,800	824,835
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	40,200	1,685,058
Shenzhou International Group Holdings Ltd.	214,900	2,112,296
Sichuan Chuantou Energy Co. Ltd., Class A	259,500	599,229
Sino Biopharmaceutical Ltd.	2,916,000	996,393
Sinopharm Group Co. Ltd., Class H	450,800	1,138,433
Sinotruk Hong Kong Ltd.	143,000	355,885
Smoore International Holdings Ltd.(b)(c)	536,000	466,810
Sunny Optical Technology Group Co. Ltd.	188,200	910,458
TAL Education Group, ADR(a)(b)	105,117	1,265,609
TBEA Co. Ltd., Class A	286,200	556,334
Tencent Holdings Ltd.	1,668,900	73,236,643

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tencent Music Entertainment Group, ADR(a)(b)	176,154	$2,210,733
Tingyi Cayman Islands Holding Corp.	502,000	554,056
Tongcheng Travel Holdings Ltd.(a)	436,400	1,148,552
Topsports International Holdings Ltd.(c)	512,000	355,571
TravelSky Technology Ltd., Class H	444,000	576,770
Trip.com Group Ltd.(a)	132,526	6,454,991
Tsingtao Brewery Co. Ltd., Class A	40,100	451,821
Tsingtao Brewery Co. Ltd., Class H	62,000	446,797
Vipshop Holdings Ltd., ADR	74,731	1,123,954
Wanhua Chemical Group Co. Ltd., Class A	119,653	1,463,361
Want Want China Holdings Ltd.	1,672,000	955,404
Weichai Power Co. Ltd., Class H	649,000	1,326,142
Wens Foodstuffs Group Co. Ltd., Class A	221,416	585,461
Wuliangye Yibin Co. Ltd., Class A	84,200	1,738,328
WuXi AppTec Co. Ltd., Class A	124,159	744,798
WuXi AppTec Co. Ltd., Class H(c)	44,912	202,153
Wuxi Biologics Cayman Inc.(a)(c)	979,000	1,695,957
XCMG Construction Machinery Co. Ltd., Class A	669,400	646,707
Xiaomi Corp., Class B(a)(c)	3,849,000	8,390,536
Xinjiang Daqo New Energy Co. Ltd.	101,200	340,480
Xinyi Solar Holdings Ltd.	1,544,000	1,062,374
XPeng Inc.(a)(b)	269,434	1,092,328
Yadea Group Holdings Ltd.(c)	446,000	857,957
Yankuang Energy Group Co. Ltd., Class H	552,000	1,197,493
Yihai Kerry Arawana Holdings Co. Ltd., Class A	92,069	397,435
Yuexiu Property Co. Ltd.	399,000	238,131
Yum China Holdings Inc.	88,018	3,213,537
Yunnan Baiyao Group Co. Ltd., Class A	136,800	1,077,486
Zai Lab Ltd.(a)(b)	271,980	437,156
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	708,856
Zhaojin Mining Industry Co. Ltd., Class H	444,500	715,836
Zhejiang Expressway Co. Ltd., Class H	728,640	476,407
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	138,300	475,205
Zhejiang NHU Co. Ltd., Class A	175,100	462,485
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	208,900	351,353
Zhongjin Gold Corp. Ltd., Class A	274,600	493,514
Zhongsheng Group Holdings Ltd.	187,000	341,048
Zhuzhou CRRC Times Electric Co. Ltd.	216,100	774,505
Zijin Mining Group Co. Ltd., Class H	1,704,000	3,717,227
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	470,364
ZTE Corp., Class H	243,600	525,043
ZTO Express Cayman Inc., ADR	73,956	1,552,336
		483,129,240
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	122,954

Czech Republic — 0.0%
CEZ AS	46,863	1,729,834
Komercni Banka AS	35,730	1,316,465
		3,046,299
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	833	1,181,351
AP Moller - Maersk A/S, Class B, NVS	824	1,194,032
Carlsberg A/S, Class B	23,653	3,181,633
Coloplast A/S, Class B(b)	33,023	3,981,421
Danske Bank A/S	172,214	4,957,522
Demant A/S(a)	24,815	1,184,965
DSV A/S	47,471	6,744,176
Genmab A/S(a)	16,689	4,633,365

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S	824,149	$105,690,676
Novonesis (Novozymes) B, Class B	94,191	5,215,988
Orsted A/S(a)(c)	51,244	2,816,284
Pandora A/S	23,104	3,516,426
Rockwool A/S, Class B	1,414	460,948
Svitzer A/S, NVS	3,314	111,361
Tryg A/S	98,277	1,945,121
Vestas Wind Systems A/S(a)	250,267	6,706,813
		153,522,082
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	636,678	956,680

Finland — 0.2%
Elisa OYJ	30,037	1,354,349
Fortum OYJ	114,162	1,504,358
Kesko OYJ, Class B	68,134	1,163,209
Kone OYJ, Class B	82,548	4,023,966
Metso OYJ	152,456	1,728,409
Neste OYJ	107,671	2,440,807
Nokia OYJ	1,349,523	4,905,990
Nordea Bank Abp, New	810,006	9,491,858
Orion OYJ, Class B	27,418	1,047,234
Sampo OYJ, Class A	114,302	4,638,766
Stora Enso OYJ, Class R	159,658	2,126,745
UPM-Kymmene OYJ	136,081	4,768,974
Wartsila OYJ Abp	138,238	2,550,144
		41,744,809
France — 2.8%
Accor SA	49,665	2,176,603
Aeroports de Paris SA	5,652	717,887
Air Liquide SA	129,166	25,262,113
Airbus SE	146,353	24,083,518
Alstom SA	77,709	1,225,321
Amundi SA(c)	12,544	875,125
ArcelorMittal SA	114,831	2,868,805
Arkema SA	12,406	1,280,135
AXA SA	462,402	15,976,718
BioMerieux	10,445	1,110,345
BNP Paribas SA	263,369	18,952,524
Bollore SE	229,020	1,486,510
Bouygues SA	63,877	2,354,205
Bureau Veritas SA	95,452	2,783,918
Capgemini SE	42,593	8,952,240
Carrefour SA	153,966	2,590,205
Cie.de Saint-Gobain SA	116,859	9,241,518
Cie. Generale des Etablissements Michelin SCA	183,824	7,062,269
Covivio SA/France	9,045	450,225
Credit Agricole SA	273,035	4,224,735
Danone SA	161,300	10,095,337
Dassault Aviation SA	6,070	1,299,276
Dassault Systemes SE	169,513	6,653,711
Edenred SE	68,004	3,226,917
Eiffage SA	27,916	2,978,594
Engie SA	447,152	7,762,831
EssilorLuxottica SA	71,055	15,151,172
Eurazeo SE	3,235	291,401
Eurofins Scientific SE	31,016	1,900,931
Euronext NV(c)	16,526	1,488,180
Gecina SA	12,822	1,309,149
Getlink SE	104,639	1,781,342
Hermes International SCA	7,937	19,001,100
Ipsen SA	10,773	1,310,388

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Kering SA	18,425	$6,457,395
Klepierre SA	40,707	1,093,081
La Francaise des Jeux SAEM(c)	24,748	932,622
Legrand SA	70,064	7,200,240
L’Oreal SA	59,728	28,003,661
LVMH Moet Hennessy Louis Vuitton SE	69,393	57,001,909
Orange SA	442,491	4,925,050
Pernod Ricard SA	52,751	7,978,173
Publicis Groupe SA	59,865	6,605,910
Remy Cointreau SA	4,015	380,902
Renault SA	52,994	2,624,969
Rexel SA	20,654	535,348
Safran SA	85,747	18,592,701
Sanofi SA	285,891	28,244,045
Sartorius Stedim Biotech	7,316	1,575,625
Schneider Electric SE	132,480	30,207,212
SEB SA	5,107	602,750
Societe Generale SA	183,652	4,948,513
Sodexo SA	22,973	2,000,338
STMicroelectronics NV	166,947	6,608,577
Teleperformance SE	15,847	1,435,496
Thales SA	27,142	4,561,685
TotalEnergies SE	576,297	41,838,447
Unibail-Rodamco-Westfield, New(a)	33,194	2,766,154
Veolia Environnement SA	173,783	5,402,512
Vinci SA	132,345	15,507,672
Vivendi SE	185,549	1,887,718
Worldline SA/France(a)(c)	63,985	663,684
		498,507,637
Germany — 1.9%
adidas AG	39,838	9,600,285
Allianz SE, Registered	100,008	28,380,773
BASF SE	231,969	12,154,376
Bayer AG, Registered	244,548	7,133,633
Bayerische Motoren Werke AG	78,314	8,532,255
Bechtle AG	22,648	1,092,984
Beiersdorf AG	24,415	3,669,662
Brenntag SE	38,944	3,107,863
Carl Zeiss Meditec AG, Bearer	11,414	1,204,324
Commerzbank AG	261,355	3,884,295
Continental AG	26,429	1,712,898
Covestro AG(a)(c)	51,914	2,600,078
Daimler Truck Holding AG	129,185	5,825,756
Delivery Hero SE, Class A(a)(c)	50,040	1,399,997
Deutsche Bank AG, Registered	493,516	7,882,691
Deutsche Boerse AG	46,632	8,990,273
Deutsche Lufthansa AG, Registered(a)	200,933	1,438,003
Deutsche Post AG, Registered	248,385	10,399,862
Deutsche Telekom AG, Registered	801,991	18,370,056
E.ON SE	569,125	7,536,335
Evonik Industries AG	44,116	919,407
Fresenius Medical Care AG & Co. KGaA	48,930	2,060,085
Fresenius SE & Co. KGaA	99,041	2,955,421
GEA Group AG	48,017	1,937,965
Hannover Rueck SE	17,416	4,319,933
Heidelberg Materials AG	34,338	3,455,627
Henkel AG & Co. KGaA	27,734	1,994,311
Infineon Technologies AG	325,297	11,288,794
Knorr-Bremse AG	17,703	1,313,661
LEG Immobilien SE(a)	18,046	1,531,895
Mercedes-Benz Group AG	203,400	15,385,356
Merck KGaA	33,462	5,317,167

Security	Shares	Value

Germany (continued)
MTU Aero Engines AG	14,131	$3,404,397
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	34,330	15,098,628
Nemetschek SE	16,984	1,500,864
Puma SE	29,122	1,344,592
QIAGEN NV, NVS	56,075	2,341,224
Rational AG	1,343	1,145,576
Rheinmetall AG	10,733	5,914,364
RWE AG	154,686	5,388,569
SAP SE	263,204	47,525,994
Scout24 SE(c)	22,419	1,646,847
Siemens AG, Registered	192,215	36,008,308
Siemens Energy AG(a)	129,297	2,654,913
Siemens Healthineers AG(c)	72,637	4,028,265
Symrise AG, Class A	36,074	3,866,832
Talanx AG(a)	12,286	924,086
Volkswagen AG(b)	5,097	719,559
Vonovia SE	186,282	5,382,809
Zalando SE(a)(c)	53,417	1,397,670
		337,689,518
Greece — 0.1%
Alpha Services and Holdings SA(a)	635,608	1,073,299
Eurobank Ergasias Services and Holdings SA, Class A(a)	733,696	1,573,832
Hellenic Telecommunications Organization SA	56,482	858,055
JUMBO SA	65,225	2,031,166
Mytilineos SA	25,139	1,019,892
National Bank of Greece SA(a)	143,659	1,159,046
OPAP SA	53,509	891,406
Piraeus Financial Holdings SA(a)	175,506	703,069
Public Power Corp. SA(a)	57,244	683,289
		9,993,054
Hong Kong — 0.5%
AIA Group Ltd.	2,894,000	21,196,677
BOC Hong Kong Holdings Ltd.	887,500	2,720,270
CK Asset Holdings Ltd.	473,016	2,017,685
CK Hutchison Holdings Ltd.	705,016	3,424,102
CK Infrastructure Holdings Ltd.	153,500	867,143
CLP Holdings Ltd.	419,500	3,299,813
ESR Group Ltd.(c)	658,400	721,521
Futu Holdings Ltd., ADR(a)	18,629	1,198,031
Galaxy Entertainment Group Ltd.	575,000	2,579,963
Hang Lung Properties Ltd.	610,000	673,264
Hang Seng Bank Ltd.	188,900	2,490,944
Henderson Land Development Co. Ltd.	299,003	901,440
HKT Trust & HKT Ltd., Class SS	910,000	1,004,619
Hong Kong & China Gas Co. Ltd.	2,662,040	2,024,088
Hong Kong Exchanges & Clearing Ltd.	338,300	10,749,283
Hongkong Land Holdings Ltd.	365,600	1,168,157
Jardine Matheson Holdings Ltd.	41,800	1,603,866
Link REIT	625,360	2,679,538
MTR Corp. Ltd.	418,500	1,375,374
Power Assets Holdings Ltd.	372,000	2,133,848
Sands China Ltd.(a)	656,000	1,547,270
Sino Land Co. Ltd.	988,000	1,056,368
SITC International Holdings Co. Ltd.	441,000	956,350
Sun Hung Kai Properties Ltd.	381,000	3,514,709
Swire Pacific Ltd., Class A	142,500	1,206,791
Swire Properties Ltd.	195,800	404,947
Techtronic Industries Co. Ltd.	362,000	5,002,583
WH Group Ltd.(c)	1,962,000	1,426,060

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wharf Holdings Ltd. (The)(b)	278,000	$894,425
Wharf Real Estate Investment Co. Ltd.	476,200	1,477,416
		82,316,545
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	977,621
OTP Bank Nyrt	65,039	3,223,699
Richter Gedeon Nyrt	25,206	641,871
		4,843,191
India — 1.9%
ABB India Ltd.	7,874	616,558
Adani Enterprises Ltd.	41,247	1,507,173
Adani Green Energy Ltd.(a)	77,435	1,663,972
Adani Ports & Special Economic Zone Ltd.	126,594	2,005,506
Adani Power Ltd.(a)	192,430	1,407,591
Ambuja Cements Ltd.	176,517	1,308,606
APL Apollo Tubes Ltd.	44,160	822,453
Apollo Hospitals Enterprise Ltd.	28,399	2,019,879
Asian Paints Ltd.	108,165	3,720,651
Astral Ltd.	24,610	622,860
Aurobindo Pharma Ltd.	97,081	1,339,824
Avenue Supermarts Ltd.(a)(c)	39,061	2,155,386
Axis Bank Ltd.	679,253	9,481,073
Bajaj Auto Ltd.	18,696	1,995,944
Bajaj Finance Ltd.	70,925	5,883,382
Bajaj Finserv Ltd.	112,928	2,181,476
Bandhan Bank Ltd.(c)	184,727	415,874
Bank of Baroda.	195,520	657,400
Bharat Electronics Ltd.	926,534	2,590,933
Bharat Forge Ltd.	71,325	1,085,295
Bharat Heavy Electricals Ltd.	293,479	987,183
Bharat Petroleum Corp. Ltd.	220,266	1,602,784
Bharti Airtel Ltd.	611,197	9,674,440
Britannia Industries Ltd.	28,711	1,640,983
CG Power and Industrial Solutions Ltd.	169,196	1,120,320
Cholamandalam Investment and Finance Co. Ltd.	116,642	1,664,967
Cipla Ltd.	127,554	2,135,290
Coal India Ltd.	358,926	1,951,460
Colgate-Palmolive India Ltd.	32,670	1,105,605
Container Corp. of India Ltd.	90,484	1,111,406
Cummins India Ltd.	31,387	1,228,925
Dabur India Ltd.	149,060	906,002
Divi’s Laboratories Ltd.	36,518	1,748,564
DLF Ltd.	181,431	1,933,077
Dr. Reddy’s Laboratories Ltd.	32,241	2,392,528
Eicher Motors Ltd.	37,662	2,073,430
GAIL India Ltd.	632,540	1,580,159
GMR Airports Infrastructure Ltd.(a)	684,743	696,445
Godrej Consumer Products Ltd.	98,110	1,431,863
Godrej Properties Ltd.(a)	30,995	979,641
Grasim Industries Ltd.	72,144	2,080,138
Havells India Ltd.	79,340	1,579,068
HCL Technologies Ltd.	281,370	4,590,546
HDFC Asset Management Co. Ltd.(c)	11,282	525,955
HDFC Bank Ltd.	726,757	13,198,330
HDFC Life Insurance Co. Ltd.(c)	236,543	1,651,081
Hero MotoCorp Ltd.	30,629	1,662,299
Hindalco Industries Ltd.	356,442	2,741,313
Hindustan Aeronautics Ltd., NVS	40,733	1,922,256
Hindustan Petroleum Corp. Ltd.	137,887	817,907
Hindustan Unilever Ltd.	207,564	5,543,437
ICICI Bank Ltd.	1,423,567	19,615,255

Security	Shares	Value

India (continued)
ICICI Lombard General Insurance Co. Ltd.(c)	64,515	$1,318,555
IDFC First Bank Ltd.(a)	927,687	910,469
Indian Hotels Co. Ltd., Class A	209,376	1,442,791
Indian Oil Corp. Ltd.	701,476	1,416,548
Indian Railway Catering & Tourism Corp. Ltd.	69,841	867,237
Indraprastha Gas Ltd.	104,676	587,272
IndusInd Bank Ltd.	76,230	1,382,083
Info Edge India Ltd.	21,988	1,590,254
Infosys Ltd.	833,654	14,075,845
InterGlobe Aviation Ltd.(a)(c)	36,984	1,763,543
ITC Ltd.	818,751	4,269,160
Jindal Steel & Power Ltd.	77,498	860,695
Jio Financial Services Ltd., NVS(a)	757,646	3,411,792
JSW Steel Ltd.	227,660	2,398,613
Jubilant Foodworks Ltd.	118,201	654,843
Kotak Mahindra Bank Ltd.	270,494	5,257,157
Larsen & Toubro Ltd.	165,842	7,128,869
LTIMindtree Ltd.(c)	28,514	1,601,514
Lupin Ltd.	73,185	1,441,014
Macrotech Developers Ltd.	60,153	891,015
Mahindra & Mahindra Ltd.	239,351	6,173,792
Marico Ltd.	148,901	924,042
Maruti Suzuki India Ltd.	34,166	5,241,720
Max Healthcare Institute Ltd.	201,715	2,027,023
Mphasis Ltd.	11,689	322,837
MRF Ltd.	374	595,320
Nestle India Ltd., NVS	75,245	2,258,666
NMDC Ltd.	286,877	870,578
NTPC Ltd.	986,928	4,289,123
Oil & Natural Gas Corp. Ltd.	880,162	2,971,211
One 97 Communications Ltd., NVS(a)	58,897	262,509
Page Industries Ltd.	1,783	742,235
Persistent Systems Ltd., NVS	24,796	997,493
PI Industries Ltd.	23,399	1,022,655
Pidilite Industries Ltd.	41,553	1,515,616
Polycab India Ltd.	11,997	814,124
Power Finance Corp. Ltd.	331,942	1,749,749
Power Grid Corp. of India Ltd.	1,165,084	4,202,199
Punjab National Bank	599,907	1,011,749
REC Ltd.	279,018	1,690,206
Reliance Industries Ltd.	761,022	26,715,118
Samvardhana Motherson International Ltd.	510,553	799,581
SBI Life Insurance Co. Ltd.(c)	116,331	2,001,404
Shree Cement Ltd.	2,849	834,099
Shriram Finance Ltd.	68,922	2,102,816
Siemens Ltd.	22,438	1,567,710
Sona Blw Precision Forgings Ltd.(c)	90,117	673,617
SRF Ltd.	40,714	1,275,313
State Bank of India	478,103	4,722,679
Sun Pharmaceutical Industries Ltd.	238,512	4,284,906
Supreme Industries Ltd.	13,286	804,663
Suzlon Energy Ltd.(a)	2,293,787	1,136,655
Tata Communications Ltd.	27,944	578,360
Tata Consultancy Services Ltd.	228,439	10,425,977
Tata Consumer Products Ltd.	163,888	2,170,247
Tata Elxsi Ltd.	10,900	920,224
Tata Motors Ltd.	469,734	5,664,548
Tata Motors Ltd., Class A	53,122	433,309
Tata Power Co. Ltd. (The)	377,863	2,027,898
Tata Steel Ltd.	1,870,581	3,687,256
Tech Mahindra Ltd.	166,085	2,501,855
Titan Co. Ltd.	90,808	3,896,328

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Trent Ltd.	65,517	$3,458,306
Tube Investments of India Ltd.	30,450	1,365,944
TVS Motor Co. Ltd.	115,607	2,846,522
UltraTech Cement Ltd.	25,620	3,055,552
Union Bank of India Ltd.	389,228	717,460
United Spirits Ltd.	35,370	497,574
UPL Ltd.	147,310	894,027
Varun Beverages Ltd.	122,873	2,173,598
Vedanta Ltd.	221,160	1,055,521
Wipro Ltd.	323,533	1,781,735
Yes Bank Ltd.(a)	4,325,549	1,352,882
Zomato Ltd.(a)	1,565,338	3,612,685
		332,362,978
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	788,591
Amman Mineral Internasional PT(a)	1,738,500	1,035,207
Aneka Tambang Tbk	2,156,100	216,731
Astra International Tbk PT	6,136,200	1,936,311
Bank Central Asia Tbk PT	14,326,700	8,614,419
Bank Mandiri Persero Tbk PT	8,573,928	3,624,000
Bank Negara Indonesia Persero Tbk PT	5,499,576	1,769,416
Bank Rakyat Indonesia Persero Tbk PT	16,427,930	4,972,792
Barito Pacific Tbk PT	7,625,694	476,549
Charoen Pokphand Indonesia Tbk PT	2,389,745	727,505
GoTo Gojek Tokopedia Tbk PT(a)	212,241,300	816,338
Indah Kiat Pulp & Paper Tbk PT	682,500	392,818
Indofood Sukses Makmur Tbk PT	2,555,700	982,357
Kalbe Farma Tbk PT	8,902,700	796,644
Merdeka Copper Gold Tbk PT(a)	4,430,932	713,629
Semen Indonesia Persero Tbk PT	1,511,602	433,597
Sumber Alfaria Trijaya Tbk PT	5,838,000	1,051,989
Telkom Indonesia Persero Tbk PT	10,757,100	2,085,354
Unilever Indonesia Tbk PT	2,250,900	362,503
United Tractors Tbk PT	720,606	1,098,272
		32,895,022
Ireland — 0.1%
AIB Group PLC	194,648	1,007,532
Bank of Ireland Group PLC	193,419	2,063,671
Kerry Group PLC, Class A	49,972	4,300,509
Kingspan Group PLC	33,104	2,944,521
Smurfit Kappa Group PLC	80,875	3,504,278
		13,820,511
Israel — 0.2%
Azrieli Group Ltd.	10,219	657,494
Bank Hapoalim BM	340,277	3,065,360
Bank Leumi Le-Israel BM	355,844	2,772,775
Check Point Software Technologies Ltd.(a)(b)	24,754	3,698,743
CyberArk Software Ltd.(a)(b)	11,755	2,812,384
Elbit Systems Ltd.	8,619	1,754,464
Global-e Online Ltd.(a)	25,136	842,810
ICL Group Ltd.	247,860	1,163,447
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	277,396	1,422,826
Mizrahi Tefahot Bank Ltd.	59,368	2,161,840
Monday.com Ltd.(a)(b)	7,111	1,346,326
Nice Ltd.(a)	16,037	3,586,038
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	276,223	3,880,933
Wix.com Ltd.(a)	14,570	1,731,936
		30,897,379
Italy — 0.7%
Amplifon SpA	30,525	1,019,117

Security	Shares	Value

Italy (continued)
Assicurazioni Generali SpA	253,296	$6,175,974
Banco BPM SpA	234,554	1,539,997
Davide Campari-Milano NV	177,824	1,783,362
DiaSorin SpA	6,732	679,914
Enel SpA	1,942,862	12,769,346
Eni SpA	591,077	9,493,694
Ferrari NV	32,174	13,232,350
FinecoBank Banca Fineco SpA	133,144	2,039,735
Infrastrutture Wireless Italiane SpA(c)	45,609	488,789
Intesa Sanpaolo SpA	3,898,068	14,590,489
Leonardo SpA(b)	77,415	1,779,155
Mediobanca Banca di Credito Finanziario SpA	202,500	2,877,141
Moncler SpA	48,163	3,279,042
Nexi SpA(a)(b)(c)	135,023	785,585
Poste Italiane SpA(c)	95,926	1,218,559
Prysmian SpA	66,695	3,618,760
Recordati Industria Chimica e Farmaceutica SpA	39,968	2,126,831
Snam SpA	578,941	2,648,812
Stellantis NV	531,582	11,762,047
Telecom Italia SpA/Milano(a)(b)	3,091,893	733,012
Tenaris SA, NVS	139,703	2,320,076
Terna - Rete Elettrica Nazionale	469,572	3,762,169
UniCredit SpA	391,596	14,373,283
		115,097,239
Japan — 5.4%
Advantest Corp.	195,600	6,122,408
Aeon Co. Ltd.	165,300	3,456,142
AGC Inc.	58,300	2,155,597
Aisin Corp.	44,000	1,673,594
Ajinomoto Co. Inc.	118,700	4,413,438
ANA Holdings Inc.	37,000	702,704
Asahi Group Holdings Ltd.	117,000	4,002,448
Asahi Intecc Co. Ltd.	69,100	1,012,500
Asahi Kasei Corp.	303,800	2,118,134
Astellas Pharma Inc.	449,100	4,310,415
Azbil Corp.	31,600	882,588
Bandai Namco Holdings Inc.	153,900	2,875,648
Bridgestone Corp.	147,200	6,495,492
Brother Industries Ltd.	63,700	1,126,787
Canon Inc.	249,800	6,760,910
Capcom Co. Ltd.	91,200	1,501,374
Central Japan Railway Co.	167,500	3,830,386
Chiba Bank Ltd. (The)	122,000	1,030,542
Chubu Electric Power Co. Inc.	169,900	2,180,829
Chugai Pharmaceutical Co.Ltd.	167,100	5,314,422
Concordia Financial Group Ltd.	270,800	1,459,107
Dai Nippon Printing Co. Ltd.	56,200	1,636,887
Daifuku Co. Ltd.	84,600	1,732,930
Dai-ichi Life Holdings Inc.	248,000	5,743,936
Daiichi Sankyo Co. Ltd.	468,700	15,775,357
Daikin Industries Ltd.	70,900	9,677,232
Daito Trust Construction Co. Ltd.	17,400	1,865,181
Daiwa House Industry Co. Ltd.	142,700	4,015,421
Daiwa Securities Group Inc.	366,600	2,694,165
Denso Corp.	472,800	8,057,986
Dentsu Group Inc.	55,700	1,506,862
Disco Corp.	24,200	6,893,266
East Japan Railway Co.	242,400	4,442,940
Eisai Co. Ltd.	70,300	2,887,153
ENEOS Holdings Inc.	768,980	3,552,850
FANUC Corp.	239,300	7,087,895
Fast Retailing Co. Ltd.	47,000	12,289,044

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Electric Co. Ltd.	34,100	$2,121,153
FUJIFILM Holdings Corp.	274,200	5,832,913
Fujitsu Ltd.	454,600	7,022,725
GLP J-REIT(b)	1,133	921,483
Hamamatsu Photonics KK	33,300	1,220,168
Hankyu Hanshin Holdings Inc.	61,500	1,612,421
Hikari Tsushin Inc.	6,500	1,056,392
Hirose Electric Co. Ltd.	9,200	976,541
Hitachi Construction Machinery Co.Ltd.	31,000	885,431
Hitachi Ltd.	237,000	21,865,778
Honda Motor Co. Ltd.	1,158,300	13,178,647
Hoshizaki Corp.	30,300	1,044,098
Hoya Corp.	89,400	10,365,019
Hulic Co. Ltd.	124,800	1,149,989
Ibiden Co. Ltd.	30,900	1,174,616
Idemitsu Kosan Co. Ltd.	251,100	1,701,232
Iida Group Holdings Co. Ltd.	36,200	462,126
Inpex Corp.	251,800	3,771,913
Isuzu Motors Ltd.	167,100	2,117,633
ITOCHU Corp.	288,700	13,024,623
Japan Airlines Co. Ltd.	42,000	744,188
Japan Exchange Group Inc.	134,700	3,154,743
Japan Metropolitan Fund Invest	1,920	1,159,159
Japan Post Bank Co. Ltd.	374,100	3,797,230
Japan Post Holdings Co. Ltd.	518,500	4,979,310
Japan Post Insurance Co. Ltd.	50,200	942,459
Japan Real Estate Investment Corp.	361	1,224,202
Japan Tobacco Inc.	302,000	8,124,288
JFE Holdings Inc.	128,500	1,917,954
Kajima Corp.	118,700	2,273,946
Kansai Electric Power Co. Inc. (The)	178,400	2,672,328
Kao Corp.	122,200	5,041,019
Kawasaki Kisen Kaisha Ltd.(b)	108,300	1,525,934
KDDI Corp.	373,600	10,366,943
KDX Realty Investment Corp.	1,119	1,103,711
Keisei Electric Railway Co. Ltd.	35,500	1,322,479
Keyence Corp.	51,100	22,472,226
Kikkoman Corp.	171,700	2,045,875
Kintetsu Group Holdings Co. Ltd.	55,300	1,421,684
Kirin Holdings Co. Ltd.	208,300	3,040,679
Kobe Bussan Co. Ltd.	45,000	971,877
Koito Manufacturing Co. Ltd.	62,800	844,706
Komatsu Ltd.	223,500	6,672,849
Konami Group Corp.	28,100	1,695,479
Kubota Corp.	262,300	4,207,220
Kyocera Corp.	328,100	3,999,092
Kyowa Kirin Co.Ltd.	80,900	1,358,623
Lasertec Corp.	19,800	4,270,965
LY Corp.	712,500	1,711,875
M3 Inc.	115,500	1,221,779
Makita Corp.	62,900	1,821,010
Marubeni Corp.	363,700	6,479,806
MatsukiyoCocokara & Co.	84,900	1,203,944
Mazda Motor Corp.	147,800	1,673,018
McDonald’s Holdings Co. Japan Ltd.(b)	24,100	1,060,127
MEIJI Holdings Co. Ltd.	58,000	1,297,713
MINEBEA MITSUMI Inc.	103,300	1,934,844
MISUMI Group Inc.	85,000	1,381,918
Mitsubishi Chemical Group Corp.	308,100	1,797,414
Mitsubishi Corp.	841,500	19,244,741
Mitsubishi Electric Corp.	496,700	8,657,445
Mitsubishi Estate Co. Ltd.	267,000	4,892,696

Security	Shares	Value

Japan (continued)
Mitsubishi HC Capital Inc.	146,600	$949,388
Mitsubishi Heavy Industries Ltd.	807,000	7,215,477
Mitsubishi UFJ Financial Group Inc.	2,811,700	28,008,330
Mitsui & Co. Ltd.	333,300	16,090,284
Mitsui Chemicals Inc.	45,000	1,280,830
Mitsui Fudosan Co. Ltd.	615,300	6,261,946
Mitsui OSK Lines Ltd.	89,100	2,827,997
Mizuho Financial Group Inc.	581,390	11,237,750
MonotaRO Co. Ltd.	84,700	1,015,119
MS&AD Insurance Group Holdings Inc.	338,100	6,078,712
Murata Manufacturing Co. Ltd.	416,900	7,617,663
NEC Corp.	67,400	4,879,894
Nexon Co. Ltd.	86,600	1,350,211
Nidec Corp.	107,600	5,039,214
Nintendo Co. Ltd.	253,600	12,367,811
Nippon Building Fund Inc.	420	1,604,734
Nippon Express Holdings Inc.	16,900	864,575
Nippon Paint Holdings Co. Ltd.	257,900	1,650,822
Nippon Prologis REIT Inc.	382	660,262
Nippon Sanso Holdings Corp.	45,500	1,351,459
Nippon Steel Corp.	214,434	4,807,376
Nippon Telegraph & Telephone Corp.	7,073,800	7,637,313
Nippon Yusen KK	117,900	3,347,236
Nissan Chemical Corp.	39,700	1,353,301
Nissan Motor Co. Ltd.	558,400	2,043,578
Nissin Foods Holdings Co. Ltd.	51,000	1,360,962
Nitori Holdings Co. Ltd.	22,700	3,038,010
Nitto Denko Corp.	38,300	3,166,859
Nomura Holdings Inc.	776,700	4,419,408
Nomura Real Estate Holdings Inc.	26,300	736,324
Nomura Real Estate Master Fund Inc.	1,220	1,166,222
Nomura Research Institute Ltd.	100,700	2,436,727
NTT Data Group Corp.	167,300	2,616,207
Obayashi Corp.	179,700	2,005,594
Obic Co. Ltd.	18,700	2,402,323
Odakyu Electric Railway Co. Ltd.	91,200	1,025,333
Olympus Corp.	307,700	4,286,172
Omron Corp.	48,100	1,650,906
Ono Pharmaceutical Co. Ltd.	107,100	1,542,600
Oracle Corp./Japan	8,800	660,392
Oriental Land Co. Ltd./Japan	277,600	7,659,460
ORIX Corp.	300,000	6,139,623
Osaka Gas Co. Ltd.	97,600	2,170,221
Otsuka Corp.	61,600	1,225,108
Otsuka Holdings Co. Ltd.	99,800	4,267,133
Pan Pacific International Holdings Corp.	99,200	2,329,814
Panasonic Holdings Corp.	541,100	4,722,964
Rakuten Group Inc.(a)(b)	389,300	1,872,316
Recruit Holdings Co. Ltd.	368,900	15,887,549
Renesas Electronics Corp.	386,800	6,279,989
Resona Holdings Inc.	529,700	3,349,687
Ricoh Co. Ltd.	145,300	1,253,511
Rohm Co. Ltd.	93,800	1,348,361
SBI Holdings Inc.	68,330	1,663,708
SCREEN Holdings Co. Ltd.	21,100	2,177,038
SCSK Corp.	53,300	968,951
Secom Co. Ltd.	56,800	3,945,468
Seiko Epson Corp.	83,500	1,373,574
Sekisui Chemical Co. Ltd.	100,200	1,457,713
Sekisui House Ltd.	156,400	3,594,127
Seven & i Holdings Co. Ltd.	546,300	7,058,848
SG Holdings Co. Ltd.	96,900	1,134,223

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sharp Corp./Japan(a)(b)	53,700	$281,880
Shimadzu Corp.	65,100	1,768,641
Shimano Inc.	21,300	3,461,526
Shimizu Corp.	141,500	876,515
Shin-Etsu Chemical Co. Ltd.	451,000	17,457,732
Shionogi & Co. Ltd.	64,600	3,016,869
Shiseido Co. Ltd.	100,200	2,682,177
Shizuoka Financial Group Inc., NVS	125,400	1,170,464
SMC Corp.	15,000	7,880,498
SoftBank Corp.	694,500	8,376,841
SoftBank Group Corp.	255,400	12,560,725
Sompo Holdings Inc.	227,400	4,500,272
Sony Group Corp.	324,300	26,803,828
Square Enix Holdings Co. Ltd.	24,500	885,604
Subaru Corp.	155,200	3,465,459
SUMCO Corp.	96,600	1,440,625
Sumitomo Corp.	264,200	6,947,706
Sumitomo Electric Industries Ltd.	187,800	2,902,696
Sumitomo Metal Mining Co. Ltd.	71,400	2,385,377
Sumitomo Mitsui Financial Group Inc.	328,800	18,677,081
Sumitomo Mitsui Trust Holdings Inc.	167,316	3,517,789
Sumitomo Realty & Development Co. Ltd.	80,300	2,778,693
Suntory Beverage & Food Ltd.	41,700	1,356,719
Suzuki Motor Corp.	368,800	4,294,964
Sysmex Corp.	123,300	1,971,613
T&D Holdings Inc.	141,500	2,308,902
Taisei Corp.	45,700	1,673,095
Takeda Pharmaceutical Co. Ltd.	405,034	10,645,130
TDK Corp.	95,400	4,255,888
Terumo Corp.	335,000	5,682,981
TIS Inc.	63,100	1,347,600
Tobu Railway Co. Ltd.	51,900	1,029,721
Toho Co. Ltd./Tokyo	35,500	1,189,333
Tokio Marine Holdings Inc.	442,100	13,973,183
Tokyo Electric Power Co. Holdings Inc.(a)	404,600	2,516,725
Tokyo Electron Ltd.	121,900	26,738,246
Tokyo Gas Co. Ltd.	101,900	2,285,337
Tokyu Corp.	128,900	1,525,861
TOPPAN Holdings Inc.	60,500	1,435,298
Toray Industries Inc.	368,800	1,685,682
TOTO Ltd.	37,700	1,020,331
Toyota Industries Corp.	38,900	3,696,542
Toyota Motor Corp.	2,686,400	61,272,956
Toyota Tsusho Corp.	56,400	3,585,906
Trend Micro Inc./Japan	39,500	1,946,489
Unicharm Corp.	104,500	3,105,022
USS Co. Ltd.	126,800	968,663
West Japan Railway Co.	118,800	2,254,996
Yakult Honsha Co. Ltd.	75,600	1,478,716
Yamaha Corp.	40,500	853,463
Yamaha Motor Co. Ltd.	229,200	2,137,798
Yamato Holdings Co. Ltd.	77,700	1,026,159
Yaskawa Electric Corp.	67,000	2,760,575
Yokogawa Electric Corp.	61,400	1,356,682
Zensho Holdings Co. Ltd.	24,800	961,228
ZOZO Inc.	39,200	844,308
		963,478,786
Kuwait — 0.1%
Boubyan Bank KSCP	676,484	1,290,583
Kuwait Finance House KSCP	2,370,055	5,528,809
Mabanee Co. KPSC	402,289	1,029,210
Mobile Telecommunications Co. KSCP	964,376	1,524,099

Security	Shares	Value

Kuwait (continued)
National Bank of Kuwait SAKP	1,620,281	$4,540,881
		13,913,582
Malaysia — 0.2%
Axiata Group Bhd	352,300	208,607
CELCOMDIGI Bhd	1,068,683	927,638
CIMB Group Holdings Bhd	1,562,200	2,159,006
Genting Bhd	1,142,700	1,080,059
Genting Malaysia Bhd	423,900	233,834
Hong Leong Bank Bhd	267,100	1,078,667
IHH Healthcare Bhd	1,180,800	1,566,153
Inari Amertron Bhd	783,100	504,899
Kuala Lumpur Kepong Bhd	81,700	394,635
Malayan Banking Bhd	1,564,400	3,187,723
Malaysia Airports Holdings Bhd	470,100	983,875
Maxis Bhd	1,147,200	881,149
MISC Bhd	365,300	609,280
MR DIY Group M Bhd(c)	430,200	140,621
Nestle Malaysia Bhd	31,700	843,907
Petronas Chemicals Group Bhd	919,700	1,306,562
Petronas Gas Bhd	418,300	1,577,664
PPB Group Bhd	169,400	558,692
Press Metal Aluminium Holdings Bhd	1,304,600	1,467,931
Public Bank Bhd	3,739,150	3,225,044
RHB Bank Bhd	406,400	467,808
Sime Darby Plantation Bhd	336,100	313,870
Telekom Malaysia Bhd	404,400	524,512
Tenaga Nasional Bhd	776,200	1,945,176
YTL Corp. Bhd	902,500	583,507
YTL Power International Bhd	575,700	551,893
		27,322,712
Mexico — 0.3%
America Movil SAB de CV	4,649,410	4,426,653
Arca Continental SAB de CV	115,800	1,129,693
Banco del Bajio SA(c)	180,800	666,598
Cemex SAB de CV, NVS(a)	3,837,354	3,039,732
Coca-Cola Femsa SAB de CV	124,900	1,239,103
Fibra Uno Administracion SA de CV	674,500	968,198
Fomento Economico Mexicano SAB de CV	526,800	6,162,952
Gruma SAB de CV, Class B	42,125	827,365
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	76,200	843,635
Grupo Aeroportuario del Pacifico SAB de CV, Class B	96,500	1,757,654
Grupo Aeroportuario del Sureste SAB de CV, Class B	42,465	1,458,694
Grupo Bimbo SAB de CV, Series A	347,800	1,457,326
Grupo Carso SAB de CV, Series A1	185,400	1,458,135
Grupo Financiero Banorte SAB de CV, Class O	684,400	6,773,785
Grupo Financiero Inbursa SAB de CV, Class O(a)	577,900	1,601,384
Grupo Mexico SAB de CV, Series B	910,528	5,626,104
Industrias Penoles SAB de CV(a)(b)	45,395	658,795
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	638,854
Orbia Advance Corp. SAB de CV	590,923	970,686
Prologis Property Mexico SA de CV	210,850	831,547
Wal-Mart de Mexico SAB de CV	1,318,400	4,919,348
		47,456,241
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	117,093	1,875,661
Adyen NV(a)(c)	5,651	6,769,899
Aegon Ltd.	485,485	3,023,526
AerCap Holdings NV(a)	47,854	4,043,184

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Akzo Nobel NV	45,456	$2,999,275
ASM International NV	13,345	8,394,524
ASML Holding NV	102,020	88,860,716
ASR Nederland NV	36,270	1,814,932
BE Semiconductor Industries NV	18,193	2,413,738
Coca-Cola Europacific Partners PLC	52,951	3,813,531
DSM-Firmenich AG	44,838	5,028,783
EXOR NV, NVS	25,121	2,742,597
Heineken Holding NV	35,662	2,868,793
Heineken NV	72,390	7,044,970
IMCD NV	13,550	2,044,351
ING Groep NV	897,795	14,194,377
Koninklijke Ahold Delhaize NV	244,022	7,407,090
Koninklijke KPN NV	733,008	2,663,848
Koninklijke Philips NV(a)	212,844	5,652,326
NN Group NV	63,700	2,938,537
OCI NV	24,842	668,165
Prosus NV	382,764	12,807,267
Randstad NV	23,833	1,195,247
Universal Music Group NV	204,400	6,012,464
Wolters Kluwer NV	65,287	9,773,887
		207,051,688
New Zealand — 0.1%
Auckland International Airport Ltd.	461,140	2,133,054
EBOS Group Ltd.	32,369	668,715
Fisher & Paykel Healthcare Corp. Ltd.	160,213	2,683,206
Meridian Energy Ltd.	262,386	927,666
Spark New Zealand Ltd.	699,878	1,967,162
		8,379,803
Norway — 0.1%
Adevinta ASA(a)	98,508	1,005,609
Aker BP ASA	91,901	2,228,888
DNB Bank ASA	237,655	4,142,123
Equinor ASA	223,163	5,938,003
Gjensidige Forsikring ASA	33,914	543,753
Kongsberg Gruppen ASA	23,354	1,648,631
Mowi ASA	100,327	1,761,431
Norsk Hydro ASA	384,195	2,361,025
Orkla ASA	218,378	1,485,497
Salmar ASA	17,034	1,071,627
Telenor ASA	174,632	2,010,661
Yara International ASA	47,275	1,347,581
		25,544,829
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	77,937	1,348,310
Credicorp Ltd.	17,198	2,848,161
Southern Copper Corp.	21,239	2,477,954
		6,674,425
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	845,620	614,800
Ayala Corp.	51,850	551,992
Ayala Land Inc.	2,308,500	1,144,371
Bank of the Philippine Islands	720,718	1,590,686
BDO Unibank Inc.	594,576	1,525,332
International Container Terminal Services Inc.	89,430	512,413
JG Summit Holdings Inc.	576,359	336,725
Jollibee Foods Corp.	255,700	1,039,691
Metropolitan Bank & Trust Co.	517,180	625,786
PLDT Inc.	16,515	384,607
SM Investments Corp.	70,920	1,166,276

Security	Shares	Value

Philippines (continued)
SM Prime Holdings Inc.	3,859,525	$1,867,345
		11,360,024
Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	1,017,805
Bank Polska Kasa Opieki SA	56,140	2,324,212
CD Projekt SA	16,970	493,697
Dino Polska SA(a)(b)(c)	13,500	1,293,334
KGHM Polska Miedz SA	49,924	1,716,369
LPP SA	303	1,167,517
mBank SA(a)	2,468	414,473
ORLEN SA	136,434	2,224,472
Powszechna Kasa Oszczednosci Bank Polski SA	267,130	3,966,112
Powszechny Zaklad Ubezpieczen SA	159,524	2,007,751
Santander Bank Polska SA	9,521	1,304,691
		17,930,433
Portugal — 0.0%
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	—
EDP - Energias de Portugal SA	797,592	2,995,091
EDP Renovaveis SA	76,016	1,040,673
Galp Energia SGPS SA	122,605	2,633,698
Jeronimo Martins SGPS SA	77,430	1,592,869
		8,262,331
Qatar — 0.1%
Commercial Bank PSQC (The)	900,003	1,024,873
Dukhan Bank	472,404	498,829
Industries Qatar QSC	394,567	1,321,587
Masraf Al Rayan QSC	1,481,824	1,020,659
Mesaieed Petrochemical Holding Co.	1,233,545	649,138
Ooredoo QPSC	567,734	1,555,158
Qatar Gas Transport Co. Ltd.	461,042	504,563
Qatar Islamic Bank SAQ	458,659	2,299,559
Qatar National Bank QPSC	1,105,343	4,201,434
		13,075,800
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	50
Gazprom PJSC(a)(d)	3,457,370	370
GMK Norilskiy Nickel PAO(a)(d)	1,966,500	2
Inter RAO UES PJSC(a)(d)	11,798,500	1,262
LUKOIL PJSC(a)(d)	127,513	14
Mobile TeleSystems PJSC(a)(d)	482,206	52
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	52
Novatek PJSC(a)(d)	290,740	31
Novolipetsk Steel PJSC(a)(d)	316,690	34
PhosAgro PJSC(a)(d)	26,470	3
PhosAgro PJSC, New(a)(d)	511	5
Polyus PJSC(a)(d)	9,781	1
Rosneft Oil Co. PJSC(a)(d)	352,530	38
Sberbank of Russia PJSC(a)(d)	2,557,600	274
Severstal PAO(a)(d)	47,814	5
Surgutneftegas PJSC(a)(d)	2,443,710	261
Tatneft PJSC(a)(d)	397,511	42
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	3
Yandex NV(a)(d)	90,278	10
		2,513
Saudi Arabia — 0.4%
ACWA Power Co.	21,321	2,267,091
Al Rajhi Bank	507,079	10,785,194
Alinma Bank	427,909	3,795,778
Almarai Co. JSC	106,620	1,614,679
Arab National Bank	165,045	1,356,563

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Bank AlBilad	147,301	$1,400,151
Bank Al-Jazira(a)	365,928	1,577,517
Banque Saudi Fransi	221,144	2,157,902
Bupa Arabia for Cooperative Insurance Co.	19,939	1,282,271
Co. for Cooperative Insurance (The)	12,076	479,267
Dar Al Arkan Real Estate Development Co.(a)	168,874	597,882
Dr Sulaiman Al Habib Medical Services Group Co.	21,442	1,772,990
Elm Co.	5,272	1,283,279
Etihad Etisalat Co.	105,829	1,467,261
Mouwasat Medical Services Co.	19,743	707,476
Riyad Bank	445,526	3,285,052
SABIC Agri-Nutrients Co.	67,478	2,079,362
Sahara International Petrochemical Co.	101,323	926,069
Saudi Arabian Mining Co.(a)	382,990	5,162,810
Saudi Arabian Oil Co.(c)	662,705	5,310,063
Saudi Awwal Bank	253,938	2,755,710
Saudi Basic Industries Corp.	237,266	5,345,678
Saudi Electricity Co.	223,911	1,109,333
Saudi Industrial Investment Group	77,468	478,263
Saudi Investment Bank (The)	94,098	422,681
Saudi Kayan Petrochemical Co.(a)	195,819	489,208
Saudi National Bank (The)	793,106	7,939,353
Saudi Research & Media Group(a)	7,060	451,303
Saudi Tadawul Group Holding Co.	12,524	883,926
Saudi Telecom Co.	452,925	4,544,775
Savola Group (The)	66,245	890,176
Yanbu National Petrochemical Co.	64,223	663,714
		75,282,777
Singapore — 0.3%
CapitaLand Ascendas REIT	1,293,679	2,450,515
CapitaLand Integrated Commercial Trust	1,894,332	2,700,361
CapitaLand Investment Ltd/Singapore	839,100	1,622,695
City Developments Ltd.	111,500	499,736
DBS Group Holdings Ltd.	491,960	12,524,024
Genting Singapore Ltd.	2,399,900	1,601,621
Grab Holdings Ltd., Class A(a)	411,473	1,440,156
Jardine Cycle & Carriage Ltd.	30,000	578,947
Keppel Ltd.	475,900	2,380,409
Mapletree Logistics Trust	686,945	674,100
Mapletree Pan Asia Commercial Trust(b)	546,400	500,706
Oversea-Chinese Banking Corp. Ltd.(b)	925,400	9,607,099
Sea Ltd., ADR(a)(b)	94,700	5,984,093
Seatrium Ltd.(a)(b)	11,083,430	791,750
Sembcorp Industries Ltd.	272,400	1,064,559
Singapore Airlines Ltd.(b)	316,700	1,511,172
Singapore Exchange Ltd.	95,300	650,091
Singapore Technologies Engineering Ltd.	432,300	1,269,873
Singapore Telecommunications Ltd.	1,982,600	3,438,372
United Overseas Bank Ltd.	312,300	6,930,182
Wilmar International Ltd.	425,000	998,993
		59,219,454
South Africa — 0.3%
Absa Group Ltd.	200,115	1,546,588
Anglo American Platinum Ltd.(b)	15,298	532,905
Anglogold Ashanti PLC, NVS	112,503	2,587,410
Aspen Pharmacare Holdings Ltd.	105,329	1,255,078
Bid Corp. Ltd.	118,981	2,728,290
Bidvest Group Ltd. (The)	85,142	1,113,920
Capitec Bank Holdings Ltd.	22,780	2,819,317
Clicks Group Ltd.	54,661	846,666
Discovery Ltd.	94,243	602,074

Security	Shares	Value

South Africa (continued)
Exxaro Resources Ltd.	51,288	$491,395
FirstRand Ltd.	1,263,884	4,363,117
Gold Fields Ltd.	239,751	3,878,611
Harmony Gold Mining Co. Ltd.	130,477	1,129,437
Impala Platinum Holdings Ltd.	224,703	1,000,277
Kumba Iron Ore Ltd.(b)	15,618	384,632
MTN Group Ltd.	446,093	2,146,887
Naspers Ltd., Class N	50,018	9,586,687
Nedbank Group Ltd.	143,939	1,750,178
NEPI Rockcastle NV	88,615	597,947
Northam Platinum Holdings Ltd.	107,107	712,083
Old Mutual Ltd.	1,454,076	851,374
Reinet Investments SCA	31,273	734,950
Remgro Ltd.	71,193	464,918
Sanlam Ltd.	441,814	1,598,209
Sasol Ltd.	159,553	1,120,909
Shoprite Holdings Ltd.	113,326	1,512,030
Sibanye Stillwater Ltd.	620,095	707,745
Standard Bank Group Ltd.	328,966	3,089,242
Vodacom Group Ltd.	119,982	576,602
Woolworths Holdings Ltd./South Africa	383,821	1,226,637
		51,956,115
South Korea — 1.2%
Amorepacific Corp.	10,158	1,238,110
Celltrion Inc.	38,170	5,182,889
Celltrion Pharm Inc.(a)	5,484	378,568
CJ CheilJedang Corp.	3,820	925,918
CosmoAM&T Co. Ltd.(a)	6,362	687,086
Coway Co. Ltd.	17,915	717,790
DB Insurance Co. Ltd.	8,850	620,782
Doosan Bobcat Inc.	15,668	585,590
Doosan Enerbility Co. Ltd.(a)	105,710	1,276,382
Ecopro BM Co. Ltd.(a)(b)	12,245	2,081,463
Ecopro Co. Ltd.(a)	26,525	2,005,007
Hana Financial Group Inc.	84,419	3,560,524
Hanjin Kal Corp.	6,952	298,367
Hankook Tire & Technology Co. Ltd.	18,903	802,097
Hanmi Pharm Co. Ltd.	3,034	691,154
Hanmi Semiconductor Co. Ltd.	11,650	1,109,390
Hanwha Aerospace Co. Ltd.	9,042	1,373,448
Hanwha Ocean Co. Ltd.(a)	15,222	350,508
Hanwha Solutions Corp.	28,495	518,615
HD Hyundai Co. Ltd.	11,574	560,332
HD Hyundai Heavy Industries Co. Ltd.(a)	5,270	521,204
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	13,802	1,303,136
HLB Inc.(a)	34,938	2,791,547
HMM Co. Ltd.	73,812	842,721
HYBE Co. Ltd.	4,578	664,068
Hyundai Engineering & Construction Co. Ltd.	16,025	408,240
Hyundai Glovis Co. Ltd.	7,443	974,364
Hyundai Mobis Co. Ltd.	16,571	2,711,004
Hyundai Motor Co.	34,970	6,290,260
Hyundai Steel Co.	36,109	838,484
Industrial Bank of Korea	37,236	374,353
Kakao Corp.	87,886	3,052,181
KakaoBank Corp.	42,100	755,098
Kangwon Land Inc.	26,358	291,260
KB Financial Group Inc.	91,659	4,971,299
Kia Corp.	64,440	5,459,522
Korea Aerospace Industries Ltd.	29,765	1,108,302
Korea Electric Power Corp.(a)	72,087	1,100,499

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korea Zinc Co. Ltd.	3,547	$1,181,555
Korean Air Lines Co. Ltd.	35,198	530,792
Krafton Inc.(a)	7,411	1,275,482
KT Corp.	8,201	205,041
KT&G Corp.	29,851	1,923,473
Kum Yang Co. Ltd.(a)	8,554	573,956
Kumho Petrochemical Co. Ltd.	4,369	434,551
L&F Co. Ltd.(a)	6,980	816,520
LG Chem Ltd.	13,488	3,875,752
LG Corp.	25,235	1,439,857
LG Display Co. Ltd.(a)	107,533	813,922
LG Electronics Inc.	28,633	1,907,017
LG Energy Solution Ltd.(a)	11,736	3,265,175
LG H&H Co. Ltd.	2,907	875,902
LG Innotek Co. Ltd.	4,287	681,430
LG Uplus Corp.	30,970	219,964
Lotte Chemical Corp.	6,992	540,323
Meritz Financial Group Inc.	23,874	1,365,054
Mirae Asset Securities Co. Ltd.	64,379	350,871
NAVER Corp.	32,098	4,233,708
NCSoft Corp.	4,468	564,533
Netmarble Corp.(a)(c)	7,710	308,705
Orion Corp./Republic of Korea	10,914	730,407
Posco DX Co. Ltd.	14,152	411,266
POSCO Future M Co. Ltd.	8,207	1,651,064
POSCO Holdings Inc.	17,425	5,030,263
Posco International Corp.(b)	13,678	451,121
Samsung Biologics Co. Ltd.(a)(c)	4,871	2,737,781
Samsung C&T Corp.	24,354	2,626,172
Samsung E&A Co. Ltd.(a)	41,262	782,299
Samsung Electro-Mechanics Co. Ltd.	12,934	1,442,703
Samsung Electronics Co. Ltd.	1,205,001	66,981,954
Samsung Fire & Marine Insurance Co. Ltd.	7,832	1,753,002
Samsung Heavy Industries Co. Ltd.(a)	208,727	1,414,219
Samsung Life Insurance Co. Ltd.	20,151	1,269,772
Samsung SDI Co. Ltd.	14,089	4,360,108
Samsung SDS Co. Ltd.	9,873	1,134,203
Samsung Securities Co. Ltd.	4,254	116,372
Shinhan Financial Group Co. Ltd.	100,618	3,380,491
SK Biopharmaceuticals Co. Ltd.(a)	12,144	763,978
SK Bioscience Co. Ltd.(a)	6,441	271,282
SK Hynix Inc.	139,705	17,240,379
SK IE Technology Co. Ltd.(a)(c)	7,637	323,236
SK Inc.	9,380	1,117,744
SK Innovation Co. Ltd.(a)	15,074	1,195,841
SK Square Co. Ltd.(a)	25,688	1,411,362
SK Telecom Co. Ltd.	14,580	539,195
SKC Co. Ltd.(a)	6,217	491,376
S-Oil Corp.	11,194	584,434
Woori Financial Group Inc.	150,033	1,537,498
Yuhan Corp.	13,155	684,289
		209,238,956
Spain — 0.6%
Acciona SA	4,957	573,059
ACS Actividades de Construccion y Servicios SA	64,330	2,576,445
Aena SME SA(c)	16,419	2,992,192
Amadeus IT Group SA	111,188	7,057,539
Banco Bilbao Vizcaya Argentaria SA	1,533,861	16,587,131
Banco Santander SA	4,051,845	19,714,787
CaixaBank SA	1,039,424	5,481,461
Cellnex Telecom SA(c)	142,005	4,693,932
Enagas SA	14,013	205,515

Security	Shares	Value

Spain (continued)
Endesa SA	80,162	$1,461,806
Ferrovial SE	141,018	5,071,764
Grifols SA(a)(b)	87,324	799,229
Iberdrola SA	1,538,296	18,861,934
Industria de Diseno Textil SA	263,407	11,993,168
Redeia Corp. SA	116,669	1,947,626
Repsol SA	324,407	5,091,918
Telefonica SA	1,400,732	6,274,713
		111,384,219
Sweden — 0.7%
Alfa Laval AB	79,834	3,398,913
Assa Abloy AB, Class B	251,494	6,644,825
Atlas Copco AB, Class A	708,887	12,416,923
Atlas Copco AB, Class B	348,250	5,221,736
Beijer Ref AB, Class B	112,810	1,589,872
Boliden AB	74,082	2,434,682
Epiroc AB	219,901	4,065,389
EQT AB	82,321	2,220,967
Essity AB, Class B	147,720	3,685,576
Evolution AB(c)	46,625	5,151,370
Fastighets AB Balder, Class B(a)	186,118	1,173,158
Getinge AB, Class B	60,895	1,281,987
H & M Hennes & Mauritz AB, Class B	162,260	2,579,090
Hexagon AB, Class B	537,400	5,621,726
Holmen AB, Class B	24,032	935,981
Husqvarna AB, Class B	103,301	837,896
Industrivarden AB, Class A	16,252	523,372
Industrivarden AB, Class C(b)	54,663	1,757,406
Indutrade AB	66,960	1,540,455
Investment AB Latour, Class B	39,962	962,909
Investor AB, Class B	450,934	11,044,610
L E Lundbergforetagen AB, Class B	16,751	825,620
Lifco AB, Class B	79,480	1,925,688
Nibe Industrier AB, Class B	383,803	1,770,952
Saab AB, Class B	21,026	1,664,601
Sagax AB, Class B	44,307	1,109,539
Sandvik AB	268,632	5,354,785
Securitas AB, Class B	122,768	1,230,332
Skandinaviska Enskilda Banken AB, Class A	392,175	5,136,089
Skanska AB, Class B	82,687	1,420,423
SKF AB, Class B	92,498	1,901,579
Svenska Cellulosa AB SCA, Class B	171,232	2,509,449
Svenska Handelsbanken AB, Class A	366,415	3,142,127
Swedbank AB, Class A	218,240	4,173,243
Swedish Orphan Biovitrum AB(a)	48,029	1,243,827
Tele2 AB, Class B	129,607	1,208,852
Telefonaktiebolaget LM Ericsson, Class B	723,083	3,669,563
Telia Co. AB	639,439	1,462,701
Volvo AB, Class B	396,931	10,103,156
Volvo Car AB(a)(b)	144,949	449,955
		125,391,324
Switzerland — 2.1%
ABB Ltd., Registered	400,716	19,470,164
Adecco Group AG, Registered	41,698	1,458,699
Alcon Inc.	126,692	9,714,334
Avolta AG, Registered(a)	24,763	936,458
Bachem Holding AG	8,362	725,502
Baloise Holding AG, Registered	11,059	1,671,157
Banque Cantonale Vaudoise, Registered	8,778	917,955
Barry Callebaut AG, Registered	707	1,142,492
BKW AG	5,428	805,721

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	253	$2,914,296
Chocoladefabriken Lindt & Spruengli AG, Registered	30	3,462,080
Cie. Financiere Richemont SA, Class A, Registered	135,706	18,758,237
Clariant AG, Registered	65,002	972,483
EMS-Chemie Holding AG, Registered	1,756	1,400,999
Geberit AG, Registered	9,119	4,867,551
Givaudan SA, Registered	2,370	10,135,942
Helvetia Holding AG, Registered	8,981	1,174,764
Holcim AG	127,029	10,633,306
Julius Baer Group Ltd.	58,150	3,120,233
Kuehne + Nagel International AG, Registered	13,938	3,683,764
Logitech International SA, Registered	41,881	3,260,736
Lonza Group AG, Registered	18,886	10,424,944
Nestle SA, Registered	673,618	67,631,353
Novartis AG, Registered	517,443	50,221,712
Partners Group Holding AG	5,740	7,384,889
Roche Holding AG, Bearer	7,707	2,027,391
Roche Holding AG, NVS	178,931	42,874,408
Sandoz Group AG(a)	100,528	3,416,635
Schindler Holding AG, Participation Certificates, NVS	9,107	2,269,976
Schindler Holding AG, Registered	8,411	2,049,372
SGS SA	36,548	3,218,257
SIG Group AG	71,711	1,433,026
Sika AG, Registered	37,696	10,723,056
Sonova Holding AG, Registered	13,007	3,595,553
Straumann Holding AG	26,777	3,559,669
Swatch Group AG (The), Bearer	9,395	1,973,995
Swiss Life Holding AG, Registered	7,958	5,369,705
Swiss Prime Site AG, Registered	25,045	2,312,476
Swiss Re AG	72,459	7,876,682
Swisscom AG, Registered	6,580	3,609,831
Temenos AG, Registered	17,894	1,113,139
UBS Group AG, Registered	857,204	22,512,978
VAT Group AG(c)	7,097	3,533,317
Zurich Insurance Group AG	36,398	17,618,318
		377,977,555
Taiwan — 1.8%
Accton Technology Corp.	128,000	1,793,202
Acer Inc.	808,000	1,111,770
Advantech Co. Ltd.	131,312	1,527,345
Airtac International Group	35,393	1,253,118
Alchip Technologies Ltd.	21,000	1,980,615
ASE Technology Holding Co. Ltd.	805,873	3,625,297
Asia Cement Corp.	754,000	1,011,270
Asustek Computer Inc.	190,000	2,491,421
AUO Corp.	1,790,400	1,001,119
Catcher Technology Co. Ltd.	155,000	1,035,350
Cathay Financial Holding Co. Ltd.	2,508,264	3,878,665
Chailease Holding Co. Ltd.	456,272	2,406,498
Chang Hwa Commercial Bank Ltd.	970,017	542,405
China Airlines Ltd.	815,000	521,925
China Development Financial Holding Corp.(a)	4,181,000	1,747,841
China Steel Corp.	2,718,305	2,070,864
Chunghwa Telecom Co. Ltd.	929,140	3,531,508
Compal Electronics Inc.	898,000	979,501
CTBC Financial Holding Co. Ltd.	4,386,142	4,577,897
Delta Electronics Inc.	512,000	5,014,165
E Ink Holdings Inc.	265,000	1,694,203

Security	Shares	Value

Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	3,592,240	$3,018,567
Eclat Textile Co. Ltd.	65,000	1,022,719
eMemory Technology Inc.	18,000	1,209,826
Eva Airways Corp.	729,000	792,596
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,757,539
Far EasTone Telecommunications Co. Ltd.	445,000	1,103,784
Feng TAY Enterprise Co. Ltd.	152,096	756,239
First Financial Holding Co. Ltd.	2,710,942	2,272,644
Formosa Chemicals & Fibre Corp.	988,000	1,679,245
Formosa Plastics Corp.	1,074,160	2,256,741
Fubon Financial Holding Co. Ltd.	1,995,439	4,221,388
Gigabyte Technology Co. Ltd.	134,000	1,208,464
Global Unichip Corp.	24,000	996,756
Globalwafers Co. Ltd.	71,000	1,128,129
Hon Hai Precision Industry Co. Ltd.	3,194,000	15,204,550
Hotai Motor Co. Ltd.	78,000	1,480,148
Hua Nan Financial Holdings Co. Ltd.	2,246,398	1,627,342
Innolux Corp.	2,554,317	1,110,874
Inventec Corp.	706,000	1,132,578
Largan Precision Co. Ltd.	30,000	1,999,738
Lite-On Technology Corp.	559,000	1,691,970
MediaTek Inc.	387,000	11,668,503
Mega Financial Holding Co. Ltd.	2,630,654	3,223,633
Micro-Star International Co. Ltd.	208,000	1,012,069
Nan Ya Plastics Corp.	1,238,830	2,151,109
Nan Ya Printed Circuit Board Corp.	86,000	489,680
Nanya Technology Corp.	331,000	668,105
Novatek Microelectronics Corp.	147,000	2,777,597
Parade Technologies Ltd.	25,000	567,564
Pegatron Corp.	450,000	1,342,091
PharmaEssentia Corp.(a)	74,000	667,004
Powerchip Semiconductor Manufacturing Corp.(a)	845,000	590,382
President Chain Store Corp.	175,000	1,471,684
Quanta Computer Inc.	711,000	5,580,096
Realtek Semiconductor Corp.	124,000	1,956,119
Ruentex Development Co. Ltd.	588,600	692,539
Shanghai Commercial & Savings Bank Ltd. (The)	1,040,851	1,482,393
Silergy Corp.	100,000	1,328,112
SinoPac Financial Holdings Co. Ltd.	2,765,887	1,860,793
Taishin Financial Holding Co. Ltd.	2,515,063	1,384,718
Taiwan Cement Corp.	1,663,227	1,634,866
Taiwan Cooperative Financial Holding Co. Ltd.	3,038,968	2,442,198
Taiwan High Speed Rail Corp.	545,000	499,666
Taiwan Mobile Co. Ltd.	532,000	1,697,935
Taiwan Semiconductor Manufacturing Co. Ltd.	6,240,000	149,409,027
Unimicron Technology Corp.	388,000	2,145,649
Uni-President Enterprises Corp.	1,228,600	2,881,811
United Microelectronics Corp.	2,957,000	4,543,201
Vanguard International Semiconductor Corp.	314,000	822,836
Voltronic Power Technology Corp.	24,000	1,135,613
Walsin Lihwa Corp.	843,869	953,203
Wan Hai Lines Ltd.	234,600	364,396
Winbond Electronics Corp.	1,008,804	800,043
Wistron Corp.	686,000	2,348,905
Wiwynn Corp.	25,000	1,778,476
WPG Holdings Ltd.	267,000	721,120
Yageo Corp.	85,858	1,637,698
Yang Ming Marine Transport Corp.	525,000	839,362
Yuanta Financial Holding Co. Ltd.	2,583,037	2,422,981
Zhen Ding Technology Holding Ltd.	198,000	700,835
		312,161,828

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 0.1%
Advanced Info Service PCL, NVDR	316,000	$1,678,922
Airports of Thailand PCL, NVDR(b)	1,500,800	2,634,974
Bangkok Dusit Medical Services PCL, NVDR	2,352,900	1,837,337
BTS Group Holdings PCL, NVDR	17,270,900	2,945,666
Central Pattana PCL, NVDR(b)	865,000	1,475,149
Charoen Pokphand Foods PCL, NVDR(b)	2,409,200	1,284,932
CP ALL PCL, NVDR	1,714,800	2,650,244
CP Axtra PCL, NVDR(b)	222,400	193,996
Delta Electronics Thailand PCL, NVDR(b)	2,135,800	3,983,613
Energy Absolute PCL, NVDR	453,600	372,764
Gulf Energy Development PCL, NVDR(b)	597,856	645,801
PTT Exploration & Production PCL, NVDR	418,700	1,751,546
PTT Global Chemical PCL, NVDR(b)	594,700	586,565
PTT PCL, NVDR	2,541,100	2,302,931
Siam Cement PCL (The), NVDR	184,900	1,238,708
True Corp. PCL, NVDR(a)(b)	2,305,090	475,337
		26,058,485
Turkey — 0.1%
Akbank TAS	1,011,246	1,861,291
Aselsan Elektronik Sanayi Ve Ticaret A/S	535,777	1,005,008
BIM Birlesik Magazalar A/S	172,746	2,063,787
Eregli Demir ve Celik Fabrikalari TAS	518,327	689,156
Ford Otomotiv Sanayi AS	14,179	487,720
Haci Omer Sabanci Holding AS	236,744	675,816
KOC Holding AS	148,256	1,035,028
Sasa Polyester Sanayi AS(a)	270,387	344,639
Turk Hava Yollari AO(a)	157,408	1,584,469
Turkcell Iletisim Hizmetleri AS	381,536	951,889
Turkiye Is Bankasi AS, Class C	2,065,879	874,544
Turkiye Petrol Rafinerileri AS	295,227	1,784,876
Turkiye Sise ve Cam Fabrikalari AS	536,679	833,603
Yapi ve Kredi Bankasi A/S	721,997	722,989
		14,914,815
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	732,159	1,662,502
Abu Dhabi Islamic Bank PJSC	305,269	927,551
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	736,269
Agility Global PLC	1,082,610	383,131
Aldar Properties PJSC	945,754	1,405,924
Dubai Islamic Bank PJSC	587,866	889,906
Emaar Properties PJSC	1,534,087	3,429,131
Emirates NBD Bank PJSC	611,660	2,831,065
Emirates Telecommunications Group Co. PJSC	898,127	4,156,976
First Abu Dhabi Bank PJSC	1,168,719	3,971,144
Multiply Group PJSC(a)	851,375	532,644
		20,926,243
United Kingdom — 3.6%
3i Group PLC	268,956	9,609,110
abrdn PLC	628,638	1,146,372
Admiral Group PLC	45,438	1,546,579
Anglo American PLC	291,752	9,533,714
Antofagasta PLC	120,254	3,298,781
Ashtead Group PLC	120,704	8,764,547
Associated British Foods PLC	89,152	2,950,724
AstraZeneca PLC	387,076	58,544,806
Auto Trader Group PLC(c)	263,952	2,288,326
Aviva PLC	626,758	3,639,050
BAE Systems PLC	795,360	13,228,600
Barclays PLC	3,915,885	9,873,091
Barratt Developments PLC	263,913	1,491,140
Berkeley Group Holdings PLC	39,914	2,343,974

Security	Shares	Value

United Kingdom (continued)
BP PLC	4,778,368	$30,799,626
British American Tobacco PLC	527,046	15,472,106
BT Group PLC	1,728,317	2,210,178
Bunzl PLC	70,093	2,687,912
Burberry Group PLC	112,772	1,613,614
Centrica PLC	1,153,294	1,840,970
Coca-Cola HBC AG, Class DI	61,225	1,976,265
Compass Group PLC	423,841	11,788,590
CRH PLC	186,814	14,467,022
Croda International PLC	27,083	1,551,221
DCC PLC	23,055	1,574,442
Diageo PLC	554,603	19,166,897
Endeavour Mining PLC	27,937	591,513
Entain PLC	153,162	1,494,280
Experian PLC	238,511	9,620,090
Flutter Entertainment PLC(a)	42,258	7,828,670
Glencore PLC	2,565,960	14,930,193
GSK PLC	1,022,640	21,216,621
Haleon PLC	1,758,364	7,426,168
Halma PLC	76,377	2,093,252
Hargreaves Lansdown PLC	75,609	764,054
Hikma Pharmaceuticals PLC	32,833	788,339
HSBC Holdings PLC	4,959,677	42,990,236
Imperial Brands PLC	233,727	5,340,697
Informa PLC	282,699	2,798,688
InterContinental Hotels Group PLC	32,932	3,211,988
Intertek Group PLC	45,595	2,806,214
J Sainsbury PLC	555,577	1,822,391
JD Sports Fashion PLC	569,910	815,926
Kingfisher PLC	583,174	1,796,365
Land Securities Group PLC	216,491	1,749,693
Legal & General Group PLC	1,545,846	4,537,830
Lloyds Banking Group PLC	17,193,139	11,096,154
London Stock Exchange Group PLC	106,056	11,691,622
M&G PLC	553,176	1,384,891
Melrose Industries PLC	323,825	2,544,076
Mondi PLC, NVS	68,510	1,300,365
National Grid PLC	919,339	12,059,111
NatWest Group PLC, NVS	1,296,658	4,894,082
Next PLC	31,741	3,560,006
NMC Health PLC, NVS(d)	19,275	—
Ocado Group PLC(a)(b)	139,951	612,737
Pearson PLC	201,637	2,446,629
Persimmon PLC	82,672	1,338,710
Prudential PLC	696,494	6,057,650
Reckitt Benckiser Group PLC	172,580	9,648,430
RELX PLC	489,824	20,125,336
Rentokil Initial PLC	658,447	3,323,822
Rio Tinto PLC	300,350	20,321,899
Rolls-Royce Holdings PLC(a)	2,162,269	11,088,167
Sage Group PLC (The)	200,256	2,903,892
Schroders PLC	112,106	491,482
Segro PLC	322,321	3,390,212
Severn Trent PLC	83,274	2,566,861
Shell PLC	1,680,257	59,730,778
Smith & Nephew PLC	231,028	2,799,053
Smiths Group PLC	81,251	1,638,017
Spirax-Sarco Engineering PLC	15,647	1,721,755
SSE PLC	261,498	5,435,601
St. James’s Place PLC	209,722	1,134,868
Standard Chartered PLC	594,963	5,111,647
Taylor Wimpey PLC	972,331	1,593,284

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Tesco PLC	1,781,519	$6,577,490
Unilever PLC	631,616	32,674,005
United Utilities Group PLC	123,645	1,611,734
Vodafone Group PLC	6,034,426	5,088,840
Whitbread PLC	40,298	1,588,256
Wise PLC, Class A(a)	153,711	1,477,231
WPP PLC	323,102	3,238,504
		632,298,062
United States — 63.2%
3M Co.	138,251	13,342,604
A O Smith Corp.	34,669	2,871,980
Abbott Laboratories	438,734	46,492,642
AbbVie Inc.	448,319	72,914,602
Accenture PLC, Class A	160,303	48,236,776
Adobe Inc.(a)	115,109	53,275,898
Advanced Micro Devices Inc.(a)	410,627	65,035,104
AECOM	31,467	2,906,292
AES Corp. (The)	170,632	3,054,313
Aflac Inc.	141,676	11,851,197
Agilent Technologies Inc.	75,366	10,328,157
Air Products and Chemicals Inc.	55,158	13,036,042
Airbnb Inc.(a)	110,452	17,514,374
Akamai Technologies Inc.(a)	38,248	3,860,371
Albemarle Corp.	28,799	3,464,808
Albertsons Companies Inc., Class A	86,142	1,757,297
Alexandria Real Estate Equities Inc.	45,859	5,313,682
Align Technology Inc.(a)	18,287	5,163,883
Allegion PLC	25,593	3,111,085
Alliant Energy Corp.	65,961	3,284,858
Allstate Corp. (The)	65,489	11,137,059
Ally Financial Inc.	72,941	2,797,287
Alnylam Pharmaceuticals Inc.(a)	30,348	4,368,595
Alphabet Inc., Class A(a)	1,504,457	244,895,510
Alphabet Inc., Class C, NVS(a)	1,317,315	216,882,742
Altria Group Inc.	450,113	19,719,451
Amazon.com Inc.(a)	2,366,969	414,219,575
Amcor PLC	383,270	3,426,434
Ameren Corp.	63,744	4,708,769
American Electric Power Co. Inc.	133,732	11,504,964
American Express Co.	157,007	36,744,348
American Financial Group Inc./OH	19,949	2,548,485
American Homes 4 Rent, Class A	74,080	2,652,064
American International Group Inc.	175,454	13,213,441
American Tower Corp.	118,461	20,323,169
American Water Works Co. Inc.	50,037	6,120,526
Ameriprise Financial Inc.	26,071	10,735,777
AMETEK Inc.	58,693	10,251,319
Amgen Inc.	135,344	37,076,135
Amphenol Corp., Class A	152,152	18,375,397
Analog Devices Inc.	126,296	25,336,241
Annaly Capital Management Inc.	119,938	2,247,638
Ansys Inc.(a)	22,827	7,416,036
Aon PLC, Class A	50,526	14,248,837
APA Corp.	93,407	2,936,716
Apollo Global Management Inc.	99,381	10,770,913
Apple Inc.	3,738,973	636,859,271
Applied Materials Inc.	209,945	41,705,574
AppLovin Corp., Class A(a)	44,942	3,171,557
Aptiv PLC(a)	71,560	5,080,760
Arch Capital Group Ltd.(a)	101,933	9,534,813
Archer-Daniels-Midland Co.	133,915	7,855,454
Ares Management Corp., Class A	40,878	5,440,453

Security	Shares	Value

United States (continued)
Arista Networks Inc.(a)	66,996	$17,188,494
Arthur J Gallagher & Co.	56,791	13,328,280
Aspen Technology Inc.(a)(b)	7,305	1,438,135
Assurant Inc.	14,162	2,469,853
AT&T Inc.	1,818,270	30,710,580
Atlassian Corp., NVS(a)	39,109	6,738,481
Atmos Energy Corp.	38,386	4,525,709
Autodesk Inc.(a)	53,918	11,476,446
Automatic Data Processing Inc.	104,596	25,300,726
AutoZone Inc.(a)	4,614	13,640,830
AvalonBay Communities Inc.	36,115	6,846,321
Avantor Inc.(a)(b)	172,007	4,167,730
Avery Dennison Corp.	22,080	4,797,542
Axon Enterprise Inc.(a)	17,190	5,391,815
Baker Hughes Co., Class A	255,888	8,347,067
Ball Corp.	79,387	5,522,954
Bank of America Corp.	1,803,862	66,760,933
Bank of New York Mellon Corp. (The)	197,106	11,134,518
Bath & Body Works Inc.	53,696	2,438,872
Baxter International Inc.	120,525	4,865,594
Becton Dickinson and Co.	72,538	17,017,415
Bentley Systems Inc., Class B	53,653	2,818,392
Berkshire Hathaway Inc., Class B(a)	333,596	132,347,541
Best Buy Co. Inc.	48,684	3,585,090
BILL Holdings Inc.(a)	22,535	1,405,283
Biogen Inc.(a)	36,716	7,887,331
BioMarin Pharmaceutical Inc.(a)	45,941	3,710,195
Bio-Rad Laboratories Inc., Class A(a)	5,908	1,593,683
Bio-Techne Corp.	37,459	2,367,783
BlackRock Inc.(f)	37,596	28,371,445
Blackstone Inc., NVS	178,780	20,847,536
Block Inc.(a)(b)	141,140	10,303,220
Boeing Co. (The)(a)	145,139	24,360,130
Booking Holdings Inc.	8,968	30,957,805
Booz Allen Hamilton Holding Corp., Class A	34,706	5,125,035
BorgWarner Inc.	60,005	1,966,364
Boston Properties Inc.	37,498	2,320,751
Boston Scientific Corp.(a)	372,832	26,795,436
Bristol-Myers Squibb Co.	518,834	22,797,566
Broadcom Inc.	112,998	146,927,909
Broadridge Financial Solutions Inc.	32,163	6,220,646
Brown & Brown Inc.	61,417	5,007,942
Brown-Forman Corp., Class B	78,144	3,739,190
Builders FirstSource Inc.(a)	33,745	6,169,261
Bunge Global SA	36,144	3,678,013
Burlington Stores Inc.(a)	16,476	2,964,691
Cadence Design Systems Inc.(a)	68,900	18,990,907
Caesars Entertainment Inc.(a)	51,491	1,844,408
Camden Property Trust	24,254	2,417,639
Campbell Soup Co.	54,167	2,475,974
Capital One Financial Corp.	95,236	13,659,699
Cardinal Health Inc.	63,715	6,565,194
Carlisle Companies Inc.	12,680	4,923,010
Carlyle Group Inc. (The)	49,086	2,199,053
CarMax Inc.(a)(b)	40,480	2,751,426
Carnival Corp.(a)	249,187	3,692,951
Carrier Global Corp.	205,193	12,617,318
Catalent Inc.(a)	43,268	2,416,518
Caterpillar Inc.	129,462	43,314,101
Cboe Global Markets Inc.	25,743	4,663,344
CBRE Group Inc., Class A(a)	76,637	6,658,989
CDW Corp./DE	35,545	8,596,914

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Celanese Corp., Class A	27,700	$4,254,997
Celsius Holdings Inc.(a)	37,561	2,676,972
Cencora Inc.	42,702	10,207,913
Centene Corp.(a)	135,928	9,930,900
CenterPoint Energy Inc.	175,132	5,103,346
CF Industries Holdings Inc.	47,715	3,768,054
CH Robinson Worldwide Inc.	30,213	2,145,123
Charles River Laboratories International Inc.(a)	12,625	2,891,125
Charles Schwab Corp. (The)	378,120	27,961,974
Charter Communications Inc., Class A(a)	24,895	6,371,626
Cheniere Energy Inc.	59,668	9,416,804
Chesapeake Energy Corp.	27,866	2,504,596
Chevron Corp.	456,190	73,569,761
Chipotle Mexican Grill Inc., Class A(a)	6,913	21,842,315
Chubb Ltd.	103,832	25,816,788
Church & Dwight Co. Inc.	62,660	6,760,387
Cigna Group (The)	73,902	26,385,970
Cincinnati Financial Corp.	39,952	4,622,047
Cintas Corp.	24,504	16,131,963
Cisco Systems Inc.	1,033,071	48,533,676
Citigroup Inc.	483,964	29,681,512
Citizens Financial Group Inc.	122,068	4,163,739
Cleveland-Cliffs Inc.(a)	126,021	2,129,755
Clorox Co. (The)	30,498	4,509,739
Cloudflare Inc., Class A(a)	74,279	6,491,985
CME Group Inc.	90,749	19,024,620
CMS Energy Corp.	71,814	4,352,647
CNH Industrial NV	278,785	3,178,149
Coca-Cola Co. (The)	1,043,498	64,456,871
Cognizant Technology Solutions Corp., Class A	128,134	8,415,841
Coinbase Global Inc., Class A(a)	44,153	9,004,121
Colgate-Palmolive Co.	198,917	18,284,451
Comcast Corp., Class A	1,034,002	39,405,816
Conagra Brands Inc.	124,903	3,844,514
Confluent Inc.(a)(b)	47,931	1,347,820
ConocoPhillips	302,190	37,961,108
Consolidated Edison Inc.	85,377	8,059,589
Constellation Brands Inc., Class A	41,513	10,521,885
Constellation Energy Corp.	81,910	15,230,345
Cooper Companies Inc. (The)	52,170	4,646,260
Copart Inc.(a)(b)	214,781	11,664,756
Corning Inc.	206,117	6,880,185
Corpay Inc.(a)	17,591	5,314,945
Corteva Inc.	175,448	9,497,000
CoStar Group Inc.(a)	100,162	9,167,828
Costco Wholesale Corp.	112,455	81,293,719
Coterra Energy Inc.	190,516	5,212,518
Crowdstrike Holdings Inc., Class A(a)	57,697	16,878,680
Crown Castle Inc.	110,862	10,396,638
Crown Holdings Inc.	31,181	2,559,025
CSX Corp.	505,338	16,787,328
Cummins Inc.	35,374	9,992,801
CVS Health Corp.	326,083	22,079,080
Danaher Corp.	178,651	44,058,910
Darden Restaurants Inc.	31,718	4,865,858
Darling Ingredients Inc.(a)	36,945	1,565,360
Datadog Inc., Class A(a)	69,773	8,756,511
DaVita Inc.(a)	14,262	1,982,561
Dayforce Inc.(a)	35,449	2,175,505
Deckers Outdoor Corp.(a)	6,663	5,453,466
Deere & Co.	68,710	26,893,781
Dell Technologies Inc., Class C	61,654	7,684,555

Security	Shares	Value

United States (continued)
Delta Air Lines Inc.	39,367	$1,971,106
Devon Energy Corp.	161,224	8,251,444
Dexcom Inc.(a)	97,296	12,394,537
Diamondback Energy Inc.	43,309	8,710,739
Dick’s Sporting Goods Inc.	15,188	3,051,877
Digital Realty Trust Inc.	75,892	10,532,292
Discover Financial Services	64,959	8,232,254
DocuSign Inc., Class A(a)	49,360	2,793,776
Dollar General Corp.	56,167	7,817,885
Dollar Tree Inc.(a)	54,207	6,409,978
Dominion Energy Inc.	209,397	10,675,059
Domino’s Pizza Inc.	8,647	4,576,598
DoorDash Inc., Class A(a)	65,082	8,412,499
Dover Corp.	36,532	6,550,188
Dow Inc.	174,452	9,926,319
DR Horton Inc.	78,077	11,125,192
DraftKings Inc., Class A (a)	101,651	4,224,616
Dropbox Inc., Class A(a)	81,820	1,894,951
DTE Energy Co.	52,452	5,786,505
Duke Energy Corp.	195,433	19,203,247
DuPont de Nemours Inc.	113,456	8,225,560
Dynatrace Inc.(a)	67,348	3,051,538
Eastman Chemical Co.	28,688	2,709,295
Eaton Corp. PLC	100,756	32,066,605
eBay Inc.	134,066	6,909,762
Ecolab Inc.	64,608	14,611,099
Edison International	97,543	6,931,406
Edwards Lifesciences Corp.(a)	153,222	12,973,307
Electronic Arts Inc.	64,628	8,196,123
Elevance Health Inc.	58,996	31,184,106
Eli Lilly & Co.	205,186	160,270,785
Emerson Electric Co.	144,978	15,625,729
Enphase Energy Inc.(a)	35,241	3,832,811
Entegris Inc.	38,835	5,161,948
Entergy Corp.	53,778	5,736,499
EOG Resources Inc.	148,409	19,609,281
EPAM Systems Inc.(a)	14,982	3,524,665
EQT Corp.	95,419	3,825,348
Equifax Inc.	31,853	7,013,712
Equinix Inc.	23,781	16,910,907
Equitable Holdings Inc.	108,637	4,009,792
Equity LifeStyle Properties Inc.	44,084	2,657,824
Equity Residential	88,199	5,680,016
Erie Indemnity Co., Class A, NVS	6,614	2,530,913
Essential Utilities Inc.	59,655	2,182,180
Essex Property Trust Inc.	16,590	4,085,288
Estee Lauder Companies Inc. (The), Class A	58,268	8,548,498
Etsy Inc.(a)	30,599	2,101,233
Everest Group Ltd.	11,056	4,051,029
Evergy Inc.	60,282	3,161,791
Eversource Energy	91,270	5,532,787
Exact Sciences Corp.(a)	43,589	2,587,007
Exelon Corp.	244,393	9,184,289
Expedia Group Inc.(a)	35,377	4,762,806
Expeditors International of Washington Inc.	37,455	4,169,116
Extra Space Storage Inc.	51,505	6,916,091
Exxon Mobil Corp.	1,015,834	120,142,687
F5 Inc.(a)	15,640	2,585,448
FactSet Research Systems Inc.	10,497	4,376,094
Fair Isaac Corp.(a)	6,542	7,414,245
Fastenal Co.	148,997	10,122,856
FedEx Corp.	60,469	15,829,575

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ferguson PLC	51,870	$10,887,513
Fidelity National Financial Inc.	78,594	3,890,403
Fidelity National Information Services Inc.	148,466	10,083,811
Fifth Third Bancorp	170,389	6,212,383
First Citizens BancShares Inc./NC, Class A	2,767	4,667,265
First Solar Inc.(a)(b)	25,054	4,417,020
FirstEnergy Corp.	131,814	5,053,749
Fiserv Inc.(a)	153,527	23,438,967
FMC Corp.	32,859	1,939,010
Ford Motor Co.	981,762	11,928,408
Fortinet Inc.(a)	165,705	10,469,242
Fortive Corp.	86,800	6,533,436
Fortune Brands Innovations Inc., NVS	30,385	2,221,144
Fox Corp., Class A, NVS	93,177	2,889,419
Franklin Resources Inc.	74,494	1,701,443
Freeport-McMoRan Inc.	358,804	17,918,672
Gaming and Leisure Properties Inc.	60,612	2,589,951
Garmin Ltd.	38,651	5,583,910
Gartner Inc.(a)	19,490	8,041,379
GE HealthCare Technologies Inc., NVS(a)	103,380	7,881,691
GE Vernova Inc.(a)	68,355	10,506,847
Gen Digital Inc.	147,871	2,978,122
General Dynamics Corp.	57,847	16,607,295
General Electric Co.	275,746	44,621,218
General Mills Inc.	142,795	10,061,336
General Motors Co.	348,527	15,519,907
Genuine Parts Co.	38,225	6,009,352
Gilead Sciences Inc.	316,379	20,627,911
Global Payments Inc.	66,643	8,181,761
Globe Life Inc.	25,235	1,922,150
GoDaddy Inc., Class A(a)	36,528	4,470,297
Goldman Sachs Group Inc. (The)	82,626	35,257,340
Graco Inc.	43,852	3,516,930
Halliburton Co.	221,988	8,317,890
Hartford Financial Services Group Inc. (The)	80,508	7,800,420
Hasbro Inc.	32,233	1,975,883
HCA Healthcare Inc.	51,186	15,858,447
Healthpeak Properties Inc.	176,441	3,283,567
HEICO Corp.(b)	12,622	2,617,803
HEICO Corp., Class A	19,119	3,170,886
Henry Schein Inc.(a)	35,988	2,493,249
Hershey Co. (The)	37,386	7,249,893
Hess Corp.	68,929	10,855,628
Hewlett Packard Enterprise Co.	325,730	5,537,410
HF Sinclair Corp.	37,154	2,015,605
Hilton Worldwide Holdings Inc.	69,557	13,722,205
Hologic Inc.(a)	62,977	4,771,767
Home Depot Inc. (The)	253,463	84,712,404
Honeywell International Inc.	166,814	32,150,062
Hormel Foods Corp.	74,723	2,657,150
Host Hotels & Resorts Inc.	178,340	3,365,276
Howmet Aerospace Inc.	100,582	6,713,848
HP Inc.	239,667	6,732,246
Hubbell Inc., Class B	13,483	4,995,721
HubSpot Inc.(a)	11,628	7,033,428
Humana Inc.	31,545	9,529,429
Huntington Bancshares Inc./Ohio	391,431	5,272,576
Huntington Ingalls Industries Inc.	11,549	3,198,265
Hyatt Hotels Corp., Class A	9,970	1,483,436
IDEX Corp.	20,798	4,585,127
IDEXX Laboratories Inc.(a)	20,550	10,126,218
Illinois Tool Works Inc.	76,206	18,602,647

Security	Shares	Value

United States (continued)
Illumina Inc.(a)	40,642	$5,000,998
Incyte Corp.(a)	46,729	2,432,244
Ingersoll Rand Inc.	102,941	9,606,454
Insulet Corp.(a)	16,781	2,885,325
Intel Corp.	1,069,484	32,587,177
Intercontinental Exchange Inc.	145,962	18,794,067
International Business Machines Corp.	232,041	38,565,214
International Flavors & Fragrances Inc.	63,466	5,372,397
International Paper Co.	79,772	2,787,234
Interpublic Group of Companies Inc. (The)	111,921	3,406,875
Intuit Inc.	71,153	44,514,740
Intuitive Surgical Inc.(a)	89,493	33,167,896
Invitation Homes Inc.	166,124	5,681,441
IQVIA Holdings Inc.(a)	49,062	11,371,100
Iron Mountain Inc.	76,407	5,923,071
J.M. Smucker Co. (The)	25,684	2,949,807
Jabil Inc.	32,711	3,838,963
Jack Henry & Associates Inc.	18,989	3,089,320
Jacobs Solutions Inc., NVS	31,245	4,484,595
Jazz Pharmaceuticals PLC(a)	16,541	1,831,916
JB Hunt Transport Services Inc.	21,728	3,532,321
Johnson & Johnson	610,842	88,321,645
Johnson Controls International PLC	168,537	10,966,703
JPMorgan Chase & Co.	734,151	140,766,113
Juniper Networks Inc.	80,270	2,795,001
Kellanova	65,399	3,783,986
Kenvue Inc.	438,290	8,248,618
Keurig Dr Pepper Inc.	276,081	9,303,930
KeyCorp	229,743	3,328,976
Keysight Technologies Inc.(a)	44,321	6,556,849
Kimberly-Clark Corp.	84,426	11,526,682
Kimco Realty Corp.	171,419	3,193,536
Kinder Morgan Inc.	534,951	9,778,904
KKR & Co. Inc.	144,505	13,449,080
KLA Corp.	34,180	23,559,932
Knight-Swift Transportation Holdings Inc.	41,858	1,935,095
Kraft Heinz Co. (The)	218,339	8,430,069
Kroger Co. (The)	175,376	9,712,323
L3Harris Technologies Inc.	48,033	10,281,464
Laboratory Corp. of America Holdings	21,532	4,335,899
Lam Research Corp.	33,252	29,740,921
Lamb Weston Holdings Inc.	36,225	3,018,992
Las Vegas Sands Corp.	89,283	3,960,594
Lattice Semiconductor Corp.(a)	34,384	2,358,742
Lear Corp.	16,793	2,113,735
Leidos Holdings Inc.	33,430	4,687,555
Lennar Corp., Class A	63,663	9,652,584
Lennox International Inc.	9,070	4,203,219
Liberty Broadband Corp., Class C (a)	26,890	1,337,240
Liberty Global Ltd., NVS(a)(b)	72,653	1,189,330
Liberty Media Corp.-Liberty Formula One, NVS(a)	51,325	3,591,210
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	47,153	1,134,501
Linde PLC	123,107	54,285,263
Live Nation Entertainment Inc.(a)	43,886	3,901,904
LKQ Corp.	69,996	3,018,927
Lockheed Martin Corp.	56,260	26,156,962
Loews Corp.	43,601	3,276,615
Lowe’s Companies Inc.	144,787	33,009,988
LPL Financial Holdings Inc.	18,464	4,969,216
Lululemon Athletica Inc.(a)	29,760	10,731,456
LyondellBasell Industries NV, Class A	66,267	6,624,712
M&T Bank Corp.	43,582	6,292,805

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Manhattan Associates Inc.(a)	15,896	$3,275,530
Marathon Oil Corp.	158,595	4,258,276
Marathon Petroleum Corp.	98,627	17,922,498
Markel Group Inc.(a)(b)	3,349	4,884,182
MarketAxess Holdings Inc.	10,211	2,043,119
Marriott International Inc./MD, Class A	64,075	15,130,030
Marsh & McLennan Companies Inc.	123,921	24,713,565
Martin Marietta Materials Inc.	15,718	9,227,566
Marvell Technology Inc.	218,855	14,424,733
Masco Corp.	57,540	3,938,613
Mastercard Inc., Class A	213,113	96,156,586
Match Group Inc.(a)	64,070	1,974,637
McCormick & Co. Inc./MD, NVS	62,652	4,765,311
McDonald’s Corp.	185,253	50,581,479
McKesson Corp.	34,541	18,555,771
Medtronic PLC	335,695	26,936,167
MercadoLibre Inc.(a)(b)	11,505	16,782,343
Merck & Co. Inc.	641,776	82,930,295
Meta Platforms Inc., Class A	563,983	242,608,567
MetLife Inc.	164,333	11,680,790
Mettler-Toledo International Inc.(a)	5,927	7,288,432
MGM Resorts International(a)	78,341	3,089,769
Microchip Technology Inc.	134,473	12,368,827
Micron Technology Inc.	278,535	31,463,314
Microsoft Corp.	1,796,904	699,588,634
Mid-America Apartment Communities Inc.	29,604	3,848,520
Moderna Inc.(a)(b)	81,575	8,998,538
Molina Healthcare Inc.(a)	14,967	5,120,211
Molson Coors Beverage Co., Class B	48,512	2,777,797
Mondelez International Inc., Class A	346,342	24,915,843
MongoDB Inc., Class A(a)(b)	18,012	6,577,622
Monolithic Power Systems Inc.	12,043	8,060,741
Monster Beverage Corp.(a)	198,440	10,606,618
Moody’s Corp.	41,397	15,330,551
Morgan Stanley	322,381	29,285,090
Mosaic Co. (The)	80,759	2,535,025
Motorola Solutions Inc.	42,271	14,336,210
MSCI Inc., Class A	21,180	9,865,432
Nasdaq Inc.	92,468	5,534,210
NetApp Inc.	58,761	6,005,962
Netflix Inc.(a)	111,322	61,298,346
Neurocrine Biosciences Inc.(a)	23,206	3,191,753
Newmont Corp.	286,580	11,646,611
News Corp., Class A, NVS	101,037	2,404,681
NextEra Energy Inc.	518,572	34,728,767
Nike Inc., Class B	307,473	28,367,459
NiSource Inc.	107,773	3,002,556
Nordson Corp.	12,754	3,292,955
Norfolk Southern Corp.	57,681	13,285,088
Northern Trust Corp.	50,371	4,150,067
Northrop Grumman Corp.	36,914	17,904,397
NRG Energy Inc.	62,023	4,507,211
Nucor Corp.	61,752	10,407,065
Nvidia Corp.	628,240	542,811,925
NVR Inc.(a)	839	6,241,195
NXP Semiconductors NV	64,113	16,425,109
Occidental Petroleum Corp.	166,326	11,000,802
Okta Inc.(a)	42,403	3,942,631
Old Dominion Freight Line Inc.	52,884	9,609,552
Omnicom Group Inc.	51,942	4,822,295
ON Semiconductor Corp.(a)	113,814	7,985,190
ONEOK Inc.	145,193	11,487,670

Security	Shares	Value

United States (continued)
Oracle Corp.	417,297	$47,467,534
O’Reilly Automotive Inc.(a)	15,290	15,492,745
Otis Worldwide Corp.	100,600	9,174,720
Ovintiv Inc.	63,095	3,238,035
Owens Corning	22,996	3,868,157
PACCAR Inc.	133,218	14,135,762
Packaging Corp. of America	22,340	3,864,373
Palantir Technologies Inc.(a)	472,714	10,385,527
Palo Alto Networks Inc.(a)	79,903	23,242,984
Paramount Global, Class B, NVS	122,175	1,391,573
Parker-Hannifin Corp.	32,672	17,803,300
Paychex Inc.	80,513	9,565,750
Paycom Software Inc.	12,683	2,384,150
Paylocity Holding Corp.(a)	11,480	1,781,237
PayPal Holdings Inc.(a)	258,781	17,576,406
Pentair PLC	46,668	3,690,972
PepsiCo Inc.	349,286	61,442,900
Pfizer Inc.	1,434,875	36,761,497
PG&E Corp.	515,429	8,818,990
Philip Morris International Inc.	394,781	37,480,508
Phillips 66	113,467	16,249,609
Pinterest Inc., Class A(a)	142,270	4,758,931
Pioneer Natural Resources Co.	59,011	15,892,843
PNC Financial Services Group Inc. (The)	100,234	15,361,863
Pool Corp.	9,334	3,383,855
PPG Industries Inc.	58,332	7,524,828
PPL Corp.	176,530	4,847,514
Principal Financial Group Inc.	60,888	4,818,676
Procter & Gamble Co. (The)	598,962	97,750,598
Progressive Corp. (The)	148,401	30,904,508
Prologis Inc.	233,788	23,858,065
Prudential Financial Inc.	95,012	10,496,926
PTC Inc.(a)	30,201	5,358,865
Public Service Enterprise Group Inc.	124,450	8,597,006
Public Storage	39,498	10,247,756
PulteGroup Inc.	58,218	6,486,650
Qorvo Inc.(a)	26,108	3,050,459
Qualcomm Inc.	283,213	46,970,876
Quanta Services Inc.	36,500	9,437,440
Quest Diagnostics Inc.	27,574	3,810,175
Raymond James Financial Inc.	54,491	6,647,902
Realty Income Corp.	206,274	11,043,910
Regency Centers Corp.	43,145	2,555,047
Regeneron Pharmaceuticals Inc.(a)	26,847	23,911,549
Regions Financial Corp.	240,031	4,625,397
Reliance Inc.	14,826	4,221,259
Repligen Corp.(a)	14,127	2,319,653
Republic Services Inc., Class A	56,309	10,794,435
ResMed Inc.	36,248	7,756,710
Revvity Inc.	33,164	3,398,315
Rivian Automotive Inc., Class A(a)(b)	167,103	1,487,217
Robert Half Inc.	29,169	2,016,745
Robinhood Markets Inc.(a)	105,437	1,738,656
ROBLOX Corp., Class A(a)	108,046	3,842,116
Rockwell Automation Inc.	28,005	7,588,235
Roku Inc.(a)	29,247	1,686,382
Rollins Inc.	75,388	3,359,289
Roper Technologies Inc.	26,615	13,612,508
Ross Stores Inc.	85,395	11,062,922
Royal Caribbean Cruises Ltd.(a)	61,706	8,616,009
Royalty Pharma PLC, Class A	90,897	2,517,847
RPM International Inc.	32,746	3,500,875

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
RTX Corp.	362,950	$36,846,684
S&P Global Inc.	82,098	34,138,811
Salesforce Inc.	246,992	66,426,028
Samsara Inc.(a)(b)	42,008	1,467,339
SBA Communications Corp., Class A	28,798	5,359,884
Schlumberger NV	360,823	17,131,876
Seagate Technology Holdings PLC	51,189	4,397,647
SEI Investments Co.	38,527	2,540,856
Sempra Energy	156,133	11,183,807
ServiceNow Inc.(a)	51,934	36,007,400
Sherwin-Williams Co. (The)	61,075	18,298,681
Simon Property Group Inc.	80,821	11,357,775
Sirius XM Holdings Inc.(b)	215,519	633,626
Skyworks Solutions Inc.	40,869	4,356,227
Snap Inc., Class A, NVS(a)(b)	256,335	3,857,842
Snap-on Inc.	14,569	3,903,909
Snowflake Inc., Class A(a)	70,626	10,961,155
Solventum Corp.(a)	34,583	2,248,241
Southern Co. (The)	275,674	20,262,039
Southwest Airlines Co.	38,984	1,011,245
SS&C Technologies Holdings Inc.	55,052	3,407,168
Stanley Black & Decker Inc.	38,534	3,522,008
Starbucks Corp.	287,927	25,478,660
State Street Corp.	83,682	6,066,108
Steel Dynamics Inc.	43,690	5,684,943
STERIS PLC	26,327	5,385,451
Stryker Corp.	86,627	29,149,985
Sun Communities Inc.	34,335	3,822,172
Super Micro Computer Inc.(a)(b)	12,789	10,983,193
Synchrony Financial	109,214	4,803,232
Synopsys Inc.(a)	40,095	21,274,006
Sysco Corp.	125,702	9,342,173
T Rowe Price Group Inc.	55,842	6,118,608
Take-Two Interactive Software Inc.(a)	41,316	5,900,338
Targa Resources Corp.	51,865	5,915,722
Target Corp.	115,621	18,612,669
TE Connectivity Ltd.	78,541	11,111,981
Teledyne Technologies Inc.(a)	11,659	4,447,675
Teleflex Inc.	12,482	2,605,618
Teradyne Inc.	38,698	4,501,351
Tesla Inc.(a)	726,722	133,193,608
Texas Instruments Inc.	229,735	40,529,849
Texas Pacific Land Corp.	4,818	2,776,613
Textron Inc.	53,917	4,560,839
Thermo Fisher Scientific Inc.	97,978	55,722,048
TJX Companies Inc. (The)	287,190	27,021,707
T-Mobile U.S. Inc.	130,522	21,427,797
Toast Inc.(a)	77,241	1,825,205
Toro Co. (The)	25,747	2,255,180
Tractor Supply Co.	27,400	7,482,392
Trade Desk Inc. (The), Class A(a)(b)	112,035	9,282,100
Tradeweb Markets Inc., Class A	27,109	2,757,256
Trane Technologies PLC	56,814	18,029,355
TransDigm Group Inc.	14,043	17,526,085
TransUnion	51,307	3,745,411
Travelers Companies Inc. (The)	58,127	12,332,224
Trimble Inc.(a)	66,089	3,969,966
Truist Financial Corp.	331,543	12,449,440
Twilio Inc., Class A(a)	43,166	2,584,780
Tyler Technologies Inc.(a)	10,203	4,709,195
Tyson Foods Inc., Class A	70,298	4,263,574
U.S. Bancorp	392,940	15,965,152

Security	Shares	Value

United States (continued)
Uber Technologies Inc.(a)	477,958	$31,674,277
UDR Inc.	74,734	2,845,871
U-Haul Holding Co.(b)	20,547	1,259,942
UiPath Inc.(a)(b)	86,958	1,649,593
Ulta Beauty Inc.(a)	12,334	4,993,297
Union Pacific Corp.	154,338	36,602,800
United Parcel Service Inc., Class B	183,403	27,048,274
United Rentals Inc.	17,264	11,532,179
United Therapeutics Corp.(a)(b)	11,001	2,577,864
UnitedHealth Group Inc.	235,198	113,765,273
Unity Software Inc.(a)(b)	60,310	1,463,724
Universal Health Services Inc., Class B	16,841	2,870,212
Vail Resorts Inc.	10,716	2,029,289
Valero Energy Corp.	89,900	14,372,313
Veeva Systems Inc., Class A(a)	39,026	7,749,003
Ventas Inc.	102,327	4,531,040
Veralto Corp.	56,925	5,332,734
VeriSign Inc.(a)	22,875	3,876,855
Verisk Analytics Inc., Class A	36,991	8,062,558
Verizon Communications Inc.	1,063,312	41,990,191
Vertex Pharmaceuticals Inc.(a)	65,388	25,685,060
Vertiv Holdings Co., Class A	94,478	8,786,454
Viatris Inc.	293,382	3,394,430
VICI Properties Inc., Class A	251,426	7,178,212
Visa Inc., Class A(b)	404,526	108,659,729
Vistra Corp.	97,158	7,368,463
Vulcan Materials Co.	32,873	8,469,071
W R Berkley Corp.	52,356	4,029,841
Walgreens Boots Alliance Inc.	182,270	3,231,647
Walmart Inc.	1,123,998	66,709,281
Walt Disney Co. (The)	463,406	51,484,407
Warner Bros Discovery Inc.(a)	590,075	4,342,952
Waste Connections Inc.	65,305	10,585,287
Waste Management Inc.	102,491	21,320,178
Waters Corp.(a)	14,180	4,382,187
Watsco Inc.	8,821	3,949,338
WEC Energy Group Inc.	78,153	6,458,564
Wells Fargo & Co.	930,741	55,211,556
Welltower Inc.	137,141	13,066,794
West Pharmaceutical Services Inc.	18,521	6,620,887
Western Digital Corp.(a)	78,809	5,582,041
Westinghouse Air Brake Technologies Corp.	45,561	7,338,966
Westlake Corp.	8,715	1,284,242
Westrock Co.	67,176	3,221,761
Weyerhaeuser Co.	177,491	5,354,903
Williams Companies Inc. (The)	303,236	11,632,133
Williams-Sonoma Inc.	15,143	4,342,710
Willis Towers Watson PLC	28,810	7,235,343
Workday Inc., Class A(a)	52,247	12,786,408
WP Carey Inc.	59,474	3,261,554
WW Grainger Inc.	11,596	10,683,975
Wynn Resorts Ltd.	26,543	2,432,666
Xcel Energy Inc.	136,817	7,351,177
Xylem Inc./New York	58,811	7,686,598
Yum! Brands Inc.	71,249	10,063,921
Zebra Technologies Corp., Class A(a)	12,836	4,037,692
Zillow Group Inc., Class C (a)	37,506	1,596,630
Zimmer Biomet Holdings Inc.	51,617	6,208,493
Zoetis Inc.	116,468	18,546,364
Zoom Video Communications Inc., Class A(a)	61,339	3,747,813

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	22,333	$3,862,269
		11,219,340,144

Total Common Stocks — 99.4%
(Cost: $14,042,107,730)		17,626,730,956

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,555,709	4,194,416
Cia. Energetica de Minas Gerais, Preference Shares, NVS	619,587	1,165,768
Companhia Paranaense de Energia, Preference Shares, NVS	271,393	475,092
Gerdau SA, Preference Shares, NVS	365,868	1,286,590
Itau Unibanco Holding SA, Preference Shares, NVS	1,204,996	7,277,409
Itausa SA, Preference Shares, NVS	1,433,730	2,639,614
Petroleo Brasileiro SA, Preference Shares, NVS	1,259,356	10,191,068
		27,229,957
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	36,655	1,674,206

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	156,128	1,277,519

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	17,065	1,753,458
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	31,001	2,759,908
Henkel AG & Co. KGaA, Preference Shares, NVS	41,793	3,320,109
Porsche Automobil Holding SE, Preference Shares, NVS	39,337	2,004,278
Sartorius AG, Preference Shares, NVS(b)	6,891	2,060,106
Volkswagen AG, Preference Shares, NVS	57,123	6,997,859
		18,895,718
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	1,929,900	207

South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	5,631	643,442
Samsung Electronics Co. Ltd., Preference Shares, NVS	216,899	10,127,252
		10,770,694

Total Preferred Stocks — 0.3%
(Cost: $53,432,802)		59,848,301

Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	5,990	$—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.7%
(Cost: $14,095,540,532)		17,686,579,257

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	163,333,680	163,382,680
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	30,520,000	30,520,000

Total Short-Term Securities — 1.1%
(Cost: $193,782,793)		193,902,680

Total Investments — 100.8%
(Cost: $14,289,323,325)		17,880,481,937

Liabilities in Excess of Other Assets — (0.8)%		(138,691,592)

Net Assets — 100.0%		$17,741,790,345

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$237,079,040	$—	$(73,674,311	)(a)	$(21,073)	$(976)	$163,382,680	163,333,680	$888,054	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,270,000	—	(1,750,000	)(a)	—	—	30,520,000	30,520,000	1,174,259		—
BlackRock Inc.	30,845,510	561,587	(3,822,767)		1,669,805	(882,690)	28,371,445	37,596	622,313		—
					$1,648,732	$(883,666)	$222,274,125		$2,684,626		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	105	06/21/24	$11,904	$(402,161)
MSCI Emerging Markets Index	104	06/21/24	5,418	(40,981)
S&P 500 E-Mini Index	124	06/21/24	31,416	(1,061,106)
				$(1,504,248)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,018,661,407	$5,607,901,073	$168,476	$17,626,730,956
Preferred Stocks	30,181,682	29,666,412	207	59,848,301
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	193,902,680	—	—	193,902,680
	$12,242,745,769	$5,637,567,485	$168,683	$17,880,481,937
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,504,248)	$—	$—	$(1,504,248)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt	S&P	Standard & Poor’s